ISI
                                    STRATEGY
                                   FUND SHARES

                                                                             ISI
                                             INTERNATIONAL STRATEGY & INVESTMENT

DIRECTORS AND OFFICERS

Edward S. Hyman
CHAIRMAN
R. Alan Medaugh
PRESIDENT
Joseph R. Hardiman
DIRECTOR
Louis E. Levy
DIRECTOR
Carl W. Vogt, Esq.
DIRECTOR
Thomas D. Stevens
VICE PRESIDENT
Carrie L. Butler
VICE PRESIDENT
Edward J. Veilleux
VICE PRESIDENT
Margaret M. Beeler
ASSISTANT VICE PRESIDENT
Keith C. Reilly
ASSISTANT VICE PRESIDENT
Charles A. Rizzo
TREASURER
Bruce A.Rosenblum
ASSISTANT SECRETARY
Amy M.Olmert
ASSISTANT SECRETARY
Daniel O.Hirsch
ASSISTANT SECRETARY


INVESTMENT OBJECTIVE

An open-end mutual fund seeking to maximize total return through a combination of long-term growth of capital and current income by actively allocating investments between common stocks of US issuers and United States Treasury securities.

          INVESTMENT ADVISOR

ISI, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175

          SHAREHOLDER SERVICING AGENT

Investment Company Capital Corp.
P.O. Box 419426
Kansas City, MO 64141-6426
(800) 882-8585

          DISTRIBUTOR

ISI Group, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175

                                                                             ISI
                                                                        STRATEGY
                                                                     FUND SHARES

                                            (A CLASS OF ISI STRATEGY FUND, INC.)


                                [GRAPHIC OMITTED]
                                    STRATEGY

                                  ANNUAL REPORT
                                  MAY 31, 2001

 INVESTMENT ADVISOR'S REPORT
--------------------------------------------------------------------------------

     The equities market moved down significantly during the fiscal year. The Fund's balanced portfolio approach buffered much of this decline. Please see the table below.

     From its inception on September 16, 1997, the cumulative total return is +27.62%. All the above performance numbers for the Fund assume the reinvestment of dividends and exclude the impact of any sales charges.

     Over the fiscal year, the Fund's investments in equities averaged about 60% of its assets. As equity prices stabilized late in the fiscal year, the equity ratio was increased towards 70% of the Fund's assets. Please see the chart below for a picture of the volatility of the stock market.

     ISI expects the economy to begin a recovery late this year. We also expect inflation to drop. This should be a good environment for financial assets (stocks and bonds). Please see ISI's Market Outlook discussion which follows this letter for more on growth and inflation.


EQUITY SECTION
     The Fund has modified the constraints on the management of its equity section. Wilshire Associates Incorporated, the Fund's investment sub-advisor (`Wilshire') selects the Fund's equity investments. In managing the common stocks in the Fund's portfolio, Wilshire will attempt to capture an enhanced return for the broad US equity market as represented by the Wilshire 5000 (the `Index'). To accomplish this, Wilshire uses a quantitative model to select a sampling of the stocks contained in the Index. With this model, Wilshire constructs the Fund's equity section so that its market capitalization and industry sector weightings closely resemble those of the Index, but, where the model suggests, sector weightings are slightly varied in an effort to provide enhanced returns. Therefore, Wilshire seeks performance for the Fund's equity section that approximately resembles that of the Wilshire 5000, plus 1-2%, with volatility that from time to time may exceed that of the Index. The Index consists of all US common stocks that trade on a regular basis on the New York and American Stock Exchanges and in the NASDAQ over-the-counter market.

     The Fund's industry profile compared to the Index is shown on the following page.


PERFORMANCE THRU 5/31/01
--------------------------------------------------------------------------------

                       Last 6 Months     Last 1 Year
--------------------------------------------------------------------------------
  Fund                      -0.90%           -3.32%
--------------------------------------------------------------------------------
  Wilshire 5000 Index       -2.48%          -10.10%
--------------------------------------------------------------------------------
  Lehman Treasury
   Bond Index               +3.34%          +11.09%

                                [GRAPHIC OMITTED]
     EDGAR REPRSENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                                  WILSHIRE 500

Close/USD
Last             $11,671.48
High 09/01/00     14,329.94
Average           12,568.8066
Low 04/06/01      10,318.46

02-Jun-00     $13,734
09-Jun-00      13,645
16-Jun-00      13,635
23-Jun-00      13,478
30-Jun-00      13,619
07-Jul-00      13,849
14-Jul-00      14,219
21-Jul-00      13,893
28-Jul-00      13,197
04-Aug-00      13,620
11-Aug-00      13,704
18-Aug-00      13,907
25-Aug-00      14,091
01-Sep-00      14,330
08-Sep-00      14,050
15-Sep-00      13,814
22-Sep-00      13,678
29-Sep-00      13,613
06-Oct-00      13,142
13-Oct-00      12,804
20-Oct-00      13,057
27-Oct-00      12,861
03-Nov-00      13,383
10-Nov-00      12,689
17-Nov-00      12,660
24-Nov-00      12,354
01-Dec-00      12,037
08-Dec-00      12,667
15-Dec-00      12,094
22-Dec-00      11,982
29-Dec-00      12,176
05-Jan-01      11,873
12-Jan-01      12,181
19-Jan-01      12,384
26-Jan-01      12,527
02-Feb-01      12,446
09-Feb-01      12,124
16-Feb-01      12,030
23-Feb-01      11,501
02-Mar-01      11,374
09-Mar-01      11,332
16-Mar-01      10,559
23-Mar-01      10,475
30-Mar-01      10,646
06-Apr-01      10,318
13-Apr-01      10,853
20-Apr-01      11,410
27-Apr-01      11,509
04-May-01      11,687
11-May-01      11,491
18-May-01      11,924
25-May-01      11,850
01-Jun-01      11,671

INVESTMENT ADVISOR'S REPORT (CONCLUDED)
--------------------------------------------------------------------------------

   COMPARISON OF EQUITY SECTOR WEIGHTS
   (AS OF MAY 31, 2001)

                                        Wilshire 5000
  Equity Sectors       Strategy Fund        Index
--------------------------------------------------------------------------------
  Capital Goods              4.6%             5.1%
--------------------------------------------------------------------------------
  Consumer Durables          2.1              1.8
--------------------------------------------------------------------------------
  Consumer Non-Durables     30.1             29.8
--------------------------------------------------------------------------------
  Energy                     7.2              6.3
--------------------------------------------------------------------------------
  Technology                17.7             19.9
--------------------------------------------------------------------------------
  Finance                   20.2             19.1
--------------------------------------------------------------------------------
  Materials & Services       8.9              8.4
--------------------------------------------------------------------------------
  Transportation             1.4              1.1
--------------------------------------------------------------------------------
  Utilities                  7.8              8.5
--------------------------------------------------------------------------------
  Total                    100%             100%


     The differences between the Fund's sector weighting and the Index are the result of the more active management approach. Another result of the new approach is the over/under weighting of individual stocks versus their Index weighting. This is best demonstrated using the 10 largest stock holdings. See the table below.


TOP 10 HOLDINGS
(AS OF MAY 31, 2001)
--------------------------------------------------------------------------------

                    ISI Strategy Fund   Wilshire 5000
                      Equity Section      % Market
  Company              %Market Value        Value
--------------------------------------------------------------------------------
  General Elec Co.           3.36%            3.52%
--------------------------------------------------------------------------------
  Microsoft Corp.            2.58             2.68
--------------------------------------------------------------------------------
  Exxon Mobil Corp.          2.17             2.24
--------------------------------------------------------------------------------
  Pfizer Inc.                1.89             1.96
--------------------------------------------------------------------------------
  Citigroup                  2.50             1.87
--------------------------------------------------------------------------------
  Wal Mart Stores Inc.       1.81             1.68
--------------------------------------------------------------------------------
  AOL Time Warner Inc.       1.57             1.64
--------------------------------------------------------------------------------
  International Business
   Machines                  1.44             1.42
--------------------------------------------------------------------------------
  American Int'l. Group      1.36             1.37
--------------------------------------------------------------------------------
  Bank of America Corp.      1.66             0.70
--------------------------------------------------------------------------------
  Total                     20.34%           19.08%

BOND SECTION
     Treasury bond yields trended lower from May 2000 to mid-March 2001. The market anticipated the Federal Reserve's interest rate cuts, but eventually after the third 50 basis point (0.5%) cut in mid March, bond yields began to climb. Please see the chart below.

     ISI believes that the recent rate increase is an opportunity to extend the maturity of the Fund's bond section. We see the eventual economic recovery fostered by the Federal Reserve's interest rate cuts as likely to lower inflation rather than increase inflation. Please see the ISI Market Outlook discussion which follows our letter for more details.

     As a result of ISI's optimism on rates, the bond section's average maturity has been extended. The average maturity increased to 13.3 years at the end of the fiscal year from 10.6 years in November 2000.

     We appreciate the vote of confidence you have given the newest member of the ISI Family of Funds.

Sincerely,

/S/ R. ALAN MEDAUGH
    ---------------
    R. Alan Medaugh
    President
    May 31, 2001

                                [GRAPHIC OMITTED]
     EDGAR REPRSENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                             US TREASURY BOND YIELD
                                6/1/00--5/31/01

BGN/NY/Mid
Yield             5.705
High 06/23/00     6.041
Average           5.6749
Low 03/16/01      5.271

2-Jun       5.945
9-Jun       5.895
16-Jun      5.869
23-Jun      6.041
30-Jun      5.896
7-Jul       5.869
14-Jul      5.876
21-Jul      5.789
28-Jul      5.785
4-Aug       5.708
11-Aug      5.706
18-Aug      5.69
25-Aug      5.669
1-Sep       5.661
8-Sep       5.7
15-Sep      5.9
22-Sep      5.913
29-Sep      5.885
6-Oct       5.837
13-Oct      5.804
20-Oct      5.727
27-Oct      5.741
3-Nov       5.859
10-Nov      5.869
17-Nov      5.776
24-Nov      5.667
1-Dec       5.635
8-Dec       5.502
15-Dec      5.419
22-Dec      5.402
29-Dec      5.457
5-Jan       5.398
12-Jan      5.618
19-Jan      5.553
26-Jan      5.64
2-Feb       5.509
9-Feb       5.389
16-Feb      5.454
23-Feb      5.478
2-Mar       5.367
9-Mar       5.322
16-Mar      5.271
23-Mar      5.314
30-Mar      5.444
6-Apr       5.464
13-Apr      5.603
20-Apr      5.797
27-Apr      5.8
4-May       5.676
11-May      5.854
18-May      5.767
25-May      5.853
1-Jun       5.705

MARKET OUTLOOK
--------------------------------------------------------------------------------


OVERVIEW
     Looking ahead six months, two big economic factors are likely to influence the direction of stock and bond prices. The first factor is the pace of US growth and the second factor is the level of inflation. ISI expects growth to pick up by this winter and inflation to slow. This combination is quite favorable for both bonds and stocks.


GROWTH
     The economy is still weakening, at least that's what our GDP model indicates. Our model incorporates the lagged effects of central bank tightenings in 1999-2000 and the energy shock. That's also what recent news suggested. First, ISI's Weekly Company Surveys Overall Average is in a declining trend. Please see the chart below. Second, the world Leading Economic Indicator (LEI), which leads actual economic activity by roughly 6 months, posted a sharp decline in April, suggesting US and foreign activity will continue to weaken through at least October.

     The most timely government produced economic report is initial unemployment claims, which recently surged to 432,000. Claims for California continued to surge, marking what is likely to be a tough summer for the state's economy. If claims remain at these high levels into the summer, then growth is likely to be slower than we currently expect.

     Looking abroad, there was also clear evidence of continued weakness. The LEI for Germany fell deeper into negative territory in June. In addition there were weak readings for Canadian help-wanted ads, Mexico's LEI, and Taiwanese exports. But the most important foreign economic reading came from Japan, with its LEI for April again deep in recession territory. In addition, Japan's domestic deflation intensified, bank loans declined again, and money growth slowed to just 2.6%. Two Japanese officials recently described Japan's economy as being in a `severe state'. That's probably not an overstatement.

     Plunging tech activity is certainly one reason both US and foreign economies are weakening. For example, sales for the first half of the year, are estimated to be down roughly 50% for many major technology companies. Our technology index is also hitting new lows.

     Consumer spending, while it has slowed, has held up better than expected given the economic backdrop. Recently, consumer installment debt was reported, which came in at a new record high relative to Disposable Personal Income (DPI), and 1Q private debt (consumer + business) was also reported at a new record high relative to GDP. Consumer interest payments are at a record high relative to DPI. Given that we don't know why consumer spending has held up as well as it has in this environment, we are less sure it will indeed weaken significantly.

                                [GRAPHIC OMITTED]
     EDGAR REPRSENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

ISI COMPANY SURVEYS OVERALL AVERAGE
RETAILERS, AUTO DEALERS, MFG COS.,
HOMEBUILDERS, BANKS, TECH COS.
0 = WEAK  100 = STRONG 4 WK. AVG. JUN 8 41.9

1/28/94   52.2
2/4/94    50.7
2/11/94   46.7
2/18/94   49.2
2/25/94   51
3/4/94    50.6
3/11/94   52.5
3/18/94   52.2
3/25/94   51
4/1/94    51.9
4/8/94    52.3
4/15/94   52.2
4/22/94   52.8
4/29/94   53.4
5/6/94    53
5/13/94   52.9
5/20/94   53
5/27/94   53.2
6/3/94    53.5
6/10/94   54.3
6/17/94   54.3
6/24/94   54.2
7/1/94    54.8
7/8/94    54.7
7/15/94   54.5
7/22/94   55
7/29/94   55.4
8/5/94    55.9
8/12/94   56.5
8/19/94   56.2
8/26/94   56
9/2/94    56
9/9/94    57.5
9/16/94   56.4
9/23/94   54.9
9/30/94   53.4
10/7/94   52.4
10/14/94  53.3
10/21/94  54.7
10/28/94  56.9
11/4/94   55.1
11/11/94  55.5
11/18/94  55.6
11/25/94  54.2
12/2/94   54.8
12/9/94   53.9
12/16/94  53.3
12/23/94  53.4
12/30/94  55.1
1/6/95    57.6
1/13/95   57.8
1/20/95   58.3
1/27/95   56.5
2/3/95    53.3
2/10/95   52.6
2/17/95   51.9
2/24/95   52.8
3/3/95    53.6
3/10/95   53.7
3/17/95   54
3/24/95   53.8
3/31/95   53.8
4/7/95    54.9
4/14/95   54.1
4/21/95   53.3
4/28/95   52.3
5/5/95    50.3
5/12/95   49.6
5/19/95   49.5
5/26/95   50.6
6/2/95    52.3
6/9/95    53.6
6/16/95   53.5
6/23/95   53.1
6/30/95   52.2
7/7/95    52.1
7/14/95   52.4
7/21/95   52.4
7/28/95   53.5
8/4/95    53.6
8/11/95   54
8/18/95   54.1
8/25/95   53.2
9/1/95    53
9/8/95    53.2
9/15/95   53.5
9/22/95   54
9/29/95   53.6
10/6/95   52.2
10/13/95  50.2
10/20/95  48.6
10/27/95  46.9
11/3/95   46.1
11/10/95  46.9
11/17/95  47.7
11/24/95  49.1
12/1/95   48.8
12/8/95   47.6
12/15/95  45.7
12/22/95  43.7
12/29/95  44.2
1/5/96    45.3
1/12/96   46.2
1/19/96   46.7
1/26/96   47.2
2/2/96    47.3
2/9/96    47.4
2/16/96   49.5
2/23/96   50.7
3/1/96    51.9
3/8/96    53.6
3/15/96   52.8
3/22/96   51.6
3/29/96   50.9
4/5/96    50.3
4/12/96   50
4/19/96   50
4/26/96   50.4
5/3/96    50.4
5/10/96   51.6
5/17/96   52
5/24/96   52
5/31/96   51.8
6/7/96    51.7
6/14/96   51.8
6/21/96   50.8
6/28/96   50.5
7/5/96    50.1
7/12/96   49.3
7/19/96   49.1
7/26/96   48.4
8/2/96    47.6
8/9/96    48.1
8/16/96   48.5
8/23/96   49.3
8/30/96   49.7
9/6/96    50.4
9/13/96   50.2
9/20/96   49.9
9/27/96   49.5
10/4/96   49.2
10/11/96  49.4
10/18/96  49.5
10/25/96  49.8
11/1/96   49
11/8/96   48.4
11/15/96  48.1
11/22/96  47.7
11/29/96  47.6
12/6/96   47.7
12/13/96  47.2
12/20/96  46.5
12/27/96  46.7
1/3/97    46.7
1/10/97   47.5
1/17/97   48.1
1/24/97   48.8
1/31/97   49.2
2/7/97    50.2
2/14/97   51.3
2/21/97   51.3
2/28/97   51.7
3/7/97    51.8
3/14/97   52.3
3/21/97   52.7
3/28/97   53
4/4/97    52.3
4/11/97   51.8
4/18/97   51.4
4/25/97   50.5
5/2/97    50.1
5/9/97    49.5
5/16/97   49.2
5/23/97   49.5
5/30/97   49.6
6/6/97    49.8
6/13/97   49.6
6/20/97   50
6/27/97   50.8
7/4/97    51.1
7/11/97   52.3
7/18/97   53.1
7/25/97   53.7
8/1/97    54.3
8/8/97    54.9
8/15/97   55
8/22/97   55
8/29/97   55.2
9/5/97    54.6
9/12/97   54.4
9/19/97   53.6
9/26/97   52.7
10/3/97   51.9
10/10/97  51.2
10/17/97  51.6
10/24/97  51.9
10/31/97  52.9
11/7/97   53.6
11/14/97  53.5
11/21/97  53.4
11/28/97  52.3
12/5/97   51.5
12/12/97  50.4
12/19/97  49.1
12/26/97  48.9
1/2/98    48.7
1/9/98    49.7
1/16/98   50.9
1/23/98   51.5
1/30/98   52.2
2/6/98    53.1
2/13/98   53.4
2/20/98   54
2/27/98   54.7
3/6/98    55.1
3/13/98   55.1
3/20/98   55.1
3/27/98   55
4/3/98    55.1
4/10/98   55.9
4/17/98   56.4
4/24/98   57.2
5/1/98    56.9
5/8/98    57.2
5/15/98   56.9
5/22/98   56.8
5/29/98   56.8
6/5/98    56.8
6/12/98   56.4
6/19/98   55.4
6/26/98   54.4
7/3/98    53.8
7/10/98   53.2
7/17/98   53.1
7/24/98   53
7/31/98   52.4
8/7/98    53.2
8/14/98   52.8
8/21/98   52.4
8/28/98   52.2
9/4/98    51.6
9/11/98   52.3
9/18/98   52.5
9/25/98   52.2
10/2/98   51.2
10/9/98   50.9
10/16/98  51
10/23/98  50.2
10/30/98  50
11/6/98   48.7
11/13/98  47.8
11/20/98  48.2
11/27/98  48.4
12/4/98   48.9
12/11/98  49.4
12/18/98  49.3
12/25/98  49.3
1/1/99    49.7
1/8/99    50.5
1/15/99   51.6
1/22/99   52.3
1/29/99   52.9
2/5/99    53.4
2/12/99   53.5
2/19/99   54.1
2/26/99   53.9
3/5/99    53.1
3/12/99   53.2
3/19/99   53.3
3/26/99   53.8
4/2/99    54.6
4/9/99    55.1
4/16/99   54.7
4/23/99   54.3
4/30/99   54.5
5/7/99    54.6
5/14/99   55
5/21/99   55.3
5/28/99   55.5
6/4/99    55.8
6/11/99   56.2
6/18/99   56.7
6/25/99   56.3
7/2/99    55.9
7/9/99    55.7
7/16/99   55.1
7/23/99   54.9
7/30/99   55.1
8/6/99    55
8/13/99   54.7
8/20/99   54.7
8/27/99   53.7
9/3/99    53
9/10/99   53.1
9/17/99   53.1
9/24/99   53.8
10/1/99   54.1
10/8/99   54.2
10/15/99  53.9
10/22/99  53.4
10/29/99  52.8
11/5/99   52
11/12/99  51.8
11/19/99  51.1
11/26/99  51.3
12/3/99   52.2
12/10/99  52.9
12/17/99  52.8
12/24/99  52.6
12/31/99  52.2
1/7/00    52.1
1/14/00   53.6
1/21/00   54.9
1/28/00   55.6
2/4/00    55.6
2/11/00   56.1
2/18/00   56.4
2/25/00   57.5
3/3/00    58.6
3/10/00   59.4
3/17/00   59.5
3/24/00   59.1
3/31/00   59.3
4/7/00    59.3
4/14/00   59.8
4/21/00   60.3
4/28/00   59.7
5/5/00    59.6
5/12/00   59.6
5/19/00   59.1
5/26/00   58.9
6/2/00    57.9
6/9/00    56.5
6/16/00   55
6/23/00   54.6
6/30/00   53.9
7/7/00    54.5
7/14/00   55.1
7/21/00   55
7/28/00   55.5
8/4/00    55.3
8/11/00   55.6
8/18/00   55.8
8/25/00   56
9/1/00    56.2
9/8/00    56.7
9/15/00   57.2
9/22/00   57
9/29/00   56.5
10/6/00   55.6
10/13/00  54.7
10/20/00  53.6
10/27/00  52.7
11/3/00   51.8
11/10/00  51.1
11/17/00  51
11/24/00  51.1
12/1/00   51
12/8/00   50.7
12/15/00  49.6
12/22/00  48.1
12/29/00  46.8
1/5/01    46.7
1/12/01   47.7
1/19/01   48.3
1/26/01   49.3
2/2/01    49.3
2/9/01    48.9
2/16/01   48.7
2/23/01   48
3/2/01    47.1
3/9/01    46.1
3/16/01   45.6
3/23/01   45
3/30/01   44.4
4/6/01    44.6
4/13/01   44.1
4/20/01   44.1
4/27/01   44
5/4/01    44.3
5/11/01   43.9
5/18/01   43.4
5/25/01   43
6/1/01    41.7
6/8/01    41.9

THE DECLINING TREND IN OUR COMPANY SURVEYS HIGHLIGHTS THAT THE ECONOMY IS ENDING 2Q ON A WEAK NOTE.

MARKET OUTLOOK (CONCLUDED)
--------------------------------------------------------------------------------

     Why are we expecting a recovery? First, we are coming up on when central bank easings will start to kick in, and when the energy shock will have worked through the economy. At the same time, the tax checks will start to hit. In addition, money has accelerated, stocks have bottomed, credit quality spreads have narrowed, and the yield curve has steepened. So, the most likely pattern is for the economy to clearly weaken for three to five more months, then start to recover.


INFLATION
     ISI expects reduced inflation as the economic recovery gets underway. The key to a market rally is changing the expectations for inflation. Right now, the expectation is for inflation to resume after the slowdown this quarter.

     Inflation at the core level (after factoring out food and energy prices) has remained tame. Greenspan often cites this core consumption price deflator as the best measure of inflation, and it is up just 1.7% year over year. Average hourly earnings are also down, along with recent declines in commodity prices, including gold. The Purchasing Managers Index has been declining, and ISI expects the broad Consumer Price Index (CPI) to increase just 1.5% over the upcoming 12 months.

     Finally, history suggests two other key reasons for inflation to slow over the next year. First, real growth leads inflation by a year. The chart below shows that after every significant slowdown in the economy, there has been a significant slowdown in inflation. For example, after the start of the 1990/1991 recession, the consumption price deflator slowed from a 5.4% peak to 1.6%, i.e. by -3.8%. So, the slowdown in real GDP over the past year suggests inflation will slow in the upcoming year.

     Second, the dollar leads inflation by a year. So, the increase in the dollar over the past year also suggests inflation will slow in the upcoming year. Here in the second quarter, with real GDP growth down to 1.3% year over year and the dollar up 7.9% year over year, our CPI model indicates inflation will increase just 1.5% over the upcoming 12 months.



                                [GRAPHIC OMITTED]
     EDGAR REPRSENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                         US CONSUMPTION PRICE DEFLATOR
                          YEAR OVER YEAR % APRIL 2.2%

31 JAN 1968    3.1
29 FEB 1968    3.4
31 MAR 1968    3.7
30 APR 1968    3.8
31 MAY 1968    4
30 JUN 1968    3.9
31 JUL 1968    3.9
31 AUG 1968    4
30 SEP 1968    4.1
31 OCT 1968    4.2
30 NOV 1968    4.2
31 DEC 1968    4.3
31 JAN 1969    4.2
28 FEB 1969    4
31 MAR 1969    4.2
30 APR 1969    4.4
31 MAY 1969    4.4
30 JUN 1969    4.6
31 JUL 1969    4.8
31 AUG 1969    4.6
30 SEP 1969    4.7
31 OCT 1969    4.6
30 NOV 1969    4.7
31 DEC 1969    5
31 JAN 1970    5
28 FEB 1970    5.1
31 MAR 1970    4.9
30 APR 1970    5
31 MAY 1970    4.8
30 JUN 1970    4.6
31 JUL 1970    4.5
31 AUG 1970    4.5
30 SEP 1970    4.5
31 OCT 1970    4.7
30 NOV 1970    4.7
31 DEC 1970    4.7
31 JAN 1971    4.5
28 FEB 1971    4.4
31 MAR 1971    4.5
30 APR 1971    4.3
31 MAY 1971    4.4
30 JUN 1971    4.6
31 JUL 1971    4.6
31 AUG 1971    4.6
30 SEP 1971    4.3
31 OCT 1971    3.9
30 NOV 1971    3.7
31 DEC 1971    3.6
31 JAN 1972    3.9
29 FEB 1972    4
31 MAR 1972    3.8
30 APR 1972    3.6
31 MAY 1972    3.4
30 JUN 1972    3.1
31 JUL 1972    3.1
31 AUG 1972    3.1
30 SEP 1972    3.4
31 OCT 1972    3.4
30 NOV 1972    3.5
31 DEC 1972    3.4
31 JAN 1973    3.3
28 FEB 1973    3.4
31 MAR 1973    4
30 APR 1973    4.6
31 MAY 1973    4.9
30 JUN 1973    5.4
31 JUL 1973    5.4
31 AUG 1973    6.3
30 SEP 1973    6.2
31 OCT 1973    6.7
30 NOV 1973    7.2
31 DEC 1973    7.7
31 JAN 1974    8.4
28 FEB 1974    9.1
31 MAR 1974    9.6
30 APR 1974    9.5
31 MAY 1974    10
30 JUN 1974    10.3
31 JUL 1974    10.7
31 AUG 1974    10.6
30 SEP 1974    11.2
31 OCT 1974    11.4
30 NOV 1974    11.3
31 DEC 1974    11.2
31 JAN 1975    10.9
28 FEB 1975    10.2
31 MAR 1975    9.2
30 APR 1975    8.9
31 MAY 1975    8.3
30 JUN 1975    8
31 JUL 1975    8.2
31 AUG 1975    7.5
30 SEP 1975    7
31 OCT 1975    6.8
30 NOV 1975    6.7
31 DEC 1975    6.5
31 JAN 1976    6.2
29 FEB 1976    5.8
31 MAR 1976    5.6
30 APR 1976    5.5
31 MAY 1976    5.6
30 JUN 1976    5.4
31 JUL 1976    5.1
31 AUG 1976    5.3
30 SEP 1976    5.4
31 OCT 1976    5.4
30 NOV 1976    5.2
31 DEC 1976    5.2
31 JAN 1977    5.4
28 FEB 1977    6.1
31 MAR 1977    6.4
30 APR 1977    6.8
31 MAY 1977    6.9
30 JUN 1977    7
31 JUL 1977    7.1
31 AUG 1977    6.9
30 SEP 1977    6.7
31 OCT 1977    6.6
30 NOV 1977    6.7
31 DEC 1977    6.6
31 JAN 1978    6.7
28 FEB 1978    6.4
31 MAR 1978    6.6
30 APR 1978    6.8
31 MAY 1978    7
30 JUN 1978    7.1
31 JUL 1978    7.1
31 AUG 1978    7.2
30 SEP 1978    7.4
31 OCT 1978    7.7
30 NOV 1978    7.7
31 DEC 1978    7.7
31 JAN 1979    7.9
28 FEB 1979    8.1
31 MAR 1979    8.3
30 APR 1979    8.3
31 MAY 1979    8.4
30 JUN 1979    8.6
31 JUL 1979    8.8
31 AUG 1979    9.1
30 SEP 1979    9.4
31 OCT 1979    9.5
30 NOV 1979    9.7
31 DEC 1979    10.1
31 JAN 1980    10.4
29 FEB 1980    10.9
31 MAR 1980    11.3
30 APR 1980    11.1
31 MAY 1980    11
30 JUN 1980    10.8
31 JUL 1980    10.8
31 AUG 1980    10.8
30 SEP 1980    10.8
31 OCT 1980    10.7
30 NOV 1980    10.7
31 DEC 1980    10.4
31 JAN 1981    10.1
28 FEB 1981    10.1
31 MAR 1981    9.6
30 APR 1981    9.4
31 MAY 1981    9
30 JUN 1981    8.8
31 JUL 1981    8.7
31 AUG 1981    8.5
30 SEP 1981    8.4
31 OCT 1981    8.1
30 NOV 1981    7.9
31 DEC 1981    7.5
31 JAN 1982    7.2
28 FEB 1982    6.4
31 MAR 1982    5.9
30 APR 1982    5.6
31 MAY 1982    5.7
30 JUN 1982    6
31 JUL 1982    5.9
31 AUG 1982    5.5
30 SEP 1982    5
31 OCT 1982    5.1
30 NOV 1982    4.9
31 DEC 1982    4.7
31 JAN 1983    4.6
28 FEB 1983    4.4
31 MAR 1983    4.4
30 APR 1983    4.9
31 MAY 1983    4.7
30 JUN 1983    4.3
31 JUL 1983    4
31 AUG 1983    4.1
30 SEP 1983    4.2
31 OCT 1983    3.9
30 NOV 1983    3.9
31 DEC 1983    3.9
31 JAN 1984    3.9
29 FEB 1984    4.2
31 MAR 1984    4.3
30 APR 1984    4
31 MAY 1984    3.8
30 JUN 1984    3.6
31 JUL 1984    3.6
31 AUG 1984    3.5
30 SEP 1984    3.4
31 OCT 1984    3.4
30 NOV 1984    3.3
31 DEC 1984    3.4
31 JAN 1985    3.3
28 FEB 1985    3.3
31 MAR 1985    3.5
30 APR 1985    3.3
31 MAY 1985    3.4
30 JUN 1985    3.6
31 JUL 1985    3.4
31 AUG 1985    3.3
30 SEP 1985    3.4
31 OCT 1985    3.4
30 NOV 1985    3.7
31 DEC 1985    3.8
31 JAN 1986    3.7
28 FEB 1986    3.2
31 MAR 1986    2.5
30 APR 1986    2.2
31 MAY 1986    2.2
30 JUN 1986    2.3
31 JUL 1986    2.3
31 AUG 1986    2.3
30 SEP 1986    2.4
31 OCT 1986    2.2
30 NOV 1986    2.1
31 DEC 1986    2
31 JAN 1987    2.4
28 FEB 1987    2.8
31 MAR 1987    3.4
30 APR 1987    3.9
31 MAY 1987    3.9
30 JUN 1987    3.9
31 JUL 1987    4
31 AUG 1987    4.2
30 SEP 1987    4.2
31 OCT 1987    4.4
30 NOV 1987    4.4
31 DEC 1987    4.3
31 JAN 1988    3.9
29 FEB 1988    3.6
31 MAR 1988    3.6
30 APR 1988    3.8
31 MAY 1988    3.8
30 JUN 1988    3.8
31 JUL 1988    4.1
31 AUG 1988    4
30 SEP 1988    4.1
31 OCT 1988    4
30 NOV 1988    4
31 DEC 1988    4.2
31 JAN 1989    4.4
28 FEB 1989    4.6
31 MAR 1989    4.6
30 APR 1989    4.8
31 MAY 1989    4.8
30 JUN 1989    4.6
31 JUL 1989    4.4
31 AUG 1989    4.1
30 SEP 1989    3.9
31 OCT 1989    4.1
30 NOV 1989    4.1
31 DEC 1989    4.1
31 JAN 1990    4.2
28 FEB 1990    4.3
31 MAR 1990    4.4
30 APR 1990    4
31 MAY 1990    3.9
30 JUN 1990    4.2
31 JUL 1990    4.2
31 AUG 1990    4.9
30 SEP 1990    5.2
31 OCT 1990    5.4
30 NOV 1990    5.3
31 DEC 1990    5.1
31 JAN 1991    5
28 FEB 1991    4.7
31 MAR 1991    4.3
30 APR 1991    4.2
31 MAY 1991    4.4
30 JUN 1991    4
31 JUL 1991    3.9
31 AUG 1991    3.5
30 SEP 1991    3.2
31 OCT 1991    2.8
30 NOV 1991    2.9
31 DEC 1991    3.1
31 JAN 1992    2.9
29 FEB 1992    3.1
31 MAR 1992    3.3
30 APR 1992    3.3
31 MAY 1992    3
30 JUN 1992    3.1
31 JUL 1992    3.3
31 AUG 1992    2.8
30 SEP 1992    3
31 OCT 1992    3.1
30 NOV 1992    3
31 DEC 1992    2.7
31 JAN 1993    2.7
28 FEB 1993    2.6
31 MAR 1993    2.5
30 APR 1993    2.5
31 MAY 1993    2.6
30 JUN 1993    2.4
31 JUL 1993    2.2
31 AUG 1993    2.6
30 SEP 1993    2.1
31 OCT 1993    2.2
30 NOV 1993    2.2
31 DEC 1993    2.1
31 JAN 1994    1.8
28 FEB 1994    1.9
31 MAR 1994    1.9
30 APR 1994    1.8
31 MAY 1994    1.6
30 JUN 1994    1.9
31 JUL 1994    2.2
31 AUG 1994    2.3
30 SEP 1994    2.4
31 OCT 1994    2.1
30 NOV 1994    2.1
31 DEC 1994    2.2
31 JAN 1995    2.5
28 FEB 1995    2.5
31 MAR 1995    2.4
30 APR 1995    2.6
31 MAY 1995    2.6
30 JUN 1995    2.4
31 JUL 1995    2.2
31 AUG 1995    2.1
30 SEP 1995    2
31 OCT 1995    2.1
30 NOV 1995    2
31 DEC 1995    2.1
31 JAN 1996    2
29 FEB 1996    2
31 MAR 1996    2.1
30 APR 1996    2.1
31 MAY 1996    2.2
30 JUN 1996    2.1
31 JUL 1996    2.1
31 AUG 1996    2
30 SEP 1996    2.1
31 OCT 1996    2.2
30 NOV 1996    2.4
31 DEC 1996    2.4
31 JAN 1997    2.4
28 FEB 1997    2.4
31 MAR 1997    2.2
30 APR 1997    2.1
31 MAY 1997    1.9
30 JUN 1997    2
31 JUL 1997    1.9
31 AUG 1997    1.9
30 SEP 1997    1.9
31 OCT 1997    1.7
30 NOV 1997    1.5
31 DEC 1997    1.4
31 JAN 1998    1.2
28 FEB 1998    1
31 MAR 1998    0.9
30 APR 1998    1
31 MAY 1998    1.1
30 JUN 1998    1
31 JUL 1998    1.1
31 AUG 1998    1.2
30 SEP 1998    1
31 OCT 1998    1
30 NOV 1998    1.1
31 DEC 1998    1.2
31 JAN 1999    1.5
28 FEB 1999    1.5
31 MAR 1999    1.5
30 APR 1999    1.8
31 MAY 1999    1.7
30 JUN 1999    1.7
31 JUL 1999    1.7
31 AUG 1999    1.7
30 SEP 1999    2.1
31 OCT 1999    2
30 NOV 1999    2
31 DEC 1999    2
31 JAN 2000    2
29 FEB 2000    2.5
31 MAR 2000    2.9
30 APR 2000    2.3
31 MAY 2000    2.3
30 JUN 2000    2.6
31 JUL 2000    2.6
31-Aug-00      2.3
30-Sep-00      2.3
31-Oct-00      2.3
30-Nov-00      2.4
31-Dec-00      2.3
31-Jan-01      2.5
28-Feb-01      2.3
31-Mar-01      1.9
30-Apr-01      2.2

PERFORMANCE COMPARISON(1)
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]
     EDGAR REPRSENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                    CHANGE IN VALUE OF A $10,000 INVESTMENT*
                      SEPTEMBER 16, 1997(2)--MAY 31, 2001

         ISI Strategy
         ------------
09/16/97   $10,000
09/30/97    10,020
10/31/97    9,850
11/30/97    10,070
12/31/97    10,241
01/31/98    10,331
02/28/98    10,783
03/31/98    11,145
04/30/98    11,215
05/31/98    11,094
06/30/98    11,387
07/31/98    11,224
08/31/98    10,301
09/30/98    10,808
10/31/98    11,226
11/30/98    11,689
12/31/98    12,141
01/31/99    12,453
02/28/99    11,995
03/31/99    12,307
04/30/99    12,683
05/31/99    12,442
06/30/99    12,829
07/31/99    12,524
08/31/99    12,420
09/30/99    12,231
10/31/99    12,662
11/30/99    12,884
12/31/99    13,355
01/31/00    13,041
02/29/00    13,268
03/31/00    13,917
04/30/00    13,461
05/31/00    13,201
06/30/00    13,592
07/31/00    13,504
08/31/00    14,160
09/30/00    13,701
10/31/00    13,614
11/30/00    12,878
12/31/00    13,130
01/31/01    13,468
02/28/01    12,722
03/31/01    12,233
04/30/01    12,680
05/31/01    12,762

                                                     Cumulative Total Returns         Average Annual Total Returns
   Periods Ended                      6 Months   1 Year   3 Years       Since       1 Year    3 Years        Since
   May 31, 2001                                                  Inception(2)                         Inception(2)
------------------------------------------------------------------------------------------------------------------
 ISI Shares                            (0.90)%   (3.32)%    15.04%     27.62%       (3.32)%     4.78%     6.81%
------------------------------------------------------------------------------------------------------------------
 Wilshire 5000 Index(3)                (2.48)%  (10.10)%    16.72%     32.39%(5)   (10.10)%     5.29%     7.95%(5)
------------------------------------------------------------------------------------------------------------------
 Consumer Price Index(4)                2.11%     3.66%      9.20%     10.28%(5)     3.66%      2.98%     2.70%(5)
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of sales charges. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived. For certain investors, a portion of the Fund's income may be subject to the federal alternative minimum tax. Distribution of the Fund's income and capital gains may be subject to state and local taxes.
(2)  September 16, 1997.
(3) The Wilshire 5000 Index is an unmanaged index that represents the broadest measure of the USequity market.It does not factor in the cost of buying, selling and holding securities--costs which are reflected in the Fund's results.
(4) The Consumer Price Index is a widely used measure of inflation. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
(5) The Since Inception benchmark returns are for the periods beginning September 30, 1997.

SEC CALCULATIONS
--------------------------------------------------------------------------------

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the Fund's performance to that of an appropriate market index. This graph must measure the growth of a $10,000 hypothetical investment from the Fund's inception date through the end of the most recent fiscal year. The SEC also requires that we report the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent fiscal year.

     Both the line graph and the SEC standardized total return figures include the impact of the Fund's 4.45% maximum initial sales charge. Returns would be higher for investors who qualified for a lower initial sales charge.

     The SEC total return figures may differ from total return figures in the shareholder letter because the SEC figures include the impact of sales charges while the total return figures in the shareholder letter do not. Any performance figures shown are for the full period indicated.

     While the graphs and the total return figures are required by SEC rules, such comparisons are of limited utility since the Fund's total return is adjusted for sales charges and expenses while the total return of the indices are not. In fact, if you wished to replicate the total return of these indices, you would have to purchase the securities they represent, an effort that would require a considerable amount of money and would incur expenses that are not reflected in the index results.





--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                    % Return with
  Periods ended 5/31/01:             Sales Charge(1)
--------------------------------------------------------------------------------
  One Year                              (7.63)%
--------------------------------------------------------------------------------
  Since Inception (9/16/97)              5.50%
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]
     EDGAR REPRSENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                    CHANGE IN VALUE OF A $10,000 INVESTMENT*
                      SEPTEMBER 16, 1997(2)--MAY 31, 2001


            ISI Strategy  Wilshire 5000 Index  Consumer Price Index
            ------------  -------------------  --------------------
09/16/97       $10,000         $10,000              $10,000
09/30/97        9,574           10,000               10,000
10/31/97        9,412           9,667                10,025
11/30/97        9,622           9,983                10,019
12/31/97        9,785           10,168               10,007
01/31/98        9,871           10,223               10,026
02/28/98        10,303          10,967               10,045
03/31/98        10,649          11,516               10,064
04/30/98        10,716          11,653               10,082
05/31/98        10,600          11,343               10,100
06/30/98        10,880          11,741               10,112
07/31/98        10,725          11,483               10,125
08/31/98        9,843           9,695                10,137
09/30/98        10,327          10,328               10,149
10/31/98        10,726          11,097               10,173
11/30/98        11,169          11,796               10,173
12/31/98        11,601          12,550               10,167
01/31/99        11,899          13,012               10,192
02/28/99        11,461          12,540               10,204
03/31/99        11,759          13,024               10,234
04/30/99        12,119          13,648               10,309
05/31/99        11,888          13,350               10,309
06/30/99        12,258          14,041               10,309
07/31/99        11,967          13,590               10,340
08/31/99        11,867          13,464               10,365
09/30/99        11,687          13,112               10,415
10/31/99        12,099          13,946               10,433
11/30/99        12,311          14,413               10,440
12/31/99        12,761          15,507               10,440
01/31/00        12,461          14,864               10,471
02/29/00        12,678          15,196               10,533
03/31/00        13,298          16,099               10,619
04/30/00        12,862          15,260               10,625
05/31/00        12,614          14,727               10,638
06/30/00        12,987          15,377               10,694
07/31/00        12,903          15,063               10,718
08/31/00        13,530          16,157               10,718
09/30/00        13,091          15,403               10,774
10/31/00        13,008          15,076               10,792
11/30/00        12,305          13,576               10,799
12/31/00        12,546          13,818               10,792
01/31/01        12,869          14,347               10,860
02/28/01        12,722          12,986               10,904
03/31/01        12,233          12,112               10,929
04/30/01        12,116          13,109               10,972
05/31/01        12,194          13,239               11,028


--------------------------------------------------------------------------------
(1)  Assumes maximum sales charge of 4.45%.
(2)  Commencement of operations.

     *Past performance is not an indicator of future results. These figures assume the reinvestment of dividends and capital gain distributions and reflect the maximum sales charge. Investment return and principal value will fluctuate so that upon redemption an investor's shares may be worth more or less than their original cost. The Wilshire 5000 Index is an unmanaged index that is the broadest measure of the US Equity market and incorporates both large and small capitalization stocks. Management is not aware of any single index that is truly representative of the Fund since its active management policy allows the manager to adjust the stock/bond balance and to adjust the weighted average maturity throughout each US Treasury sector. The Consumer Price Index is a widely used measure of inflation. Performance would have been lower during the specific period if certain fees and expenses had not been waived by the Fund.

ISI STRATEGY FUND, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                             MAY 31, 2001


                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK--69.03%
1-800 Contacts(1)                     100      $  2,489
21st Century Industries               200         3,694
3Com Corp.(1)                         200         1,112
A.G. Edwards & Sons, Inc.             100         4,252
AAR Corp.                             100         1,400
Abbott Laboratories                 2,100       109,158
Abercrombie & Fitch Co.--Class A(1)   104         4,288
Accelerated Networks, Inc.(1)         100            80
Accredo Health, Inc.                  100         3,327
Aclara Biosciences, Inc.(1)           300         2,247
Activision, Inc.(1)                   400        13,624
Acxiom Corp.(1)                       100         1,695
ADC Telecommunications, Inc.(1)       986         7,572
Adelphia Communications Corp.--
   Class A(1)                         200         7,656
Adobe Systems, Inc.                   300        11,931
Adtran, Inc.(1)                       100         2,545
Advanced Micro Devices, Inc.(1)       400        11,300
AES Corp.(1)                          646        29,328
Affiliated Computer Services, Inc.
   --Class A(1)                       100         7,225
Aflac, Inc.                           600        19,458
Agere Systems Inc.-A(1)             1,000         7,000
Agilent Technologies(1)               595        19,956
Air Products & Chemicals, Inc.        300        14,031
AK Steel Holding Corp.                100         1,339
Albany International Corp.--
   Class A(1)                         208         4,601
Alberto-Culver Co.--Class B           100         4,225
Albertson's, Inc.                     515        14,780
Alcoa                               1,032        44,531
Allegheny Energy, Inc.                100         5,320
Allegheny Technologies                150         3,096
Allergan, Inc.                        200        17,940
Alliance Capital Management
   Holding LP                         200        10,180
Alliance Fiber Optic Product(1)       500         2,750
Alliant Energy Corp.                  100         3,075
Allied Capital Corp.                  100         2,466
Allied Products Corp.(1)              200             2
Allied Waste Industries, Inc.(1)      300         5,064
Allmerica Financial Corp.             100         5,465
Allos Therapeutics(1)                 700         4,326
Allstate Corp.                        800        36,016
ALLTEL Corp.                          367        21,282
Alpharma, Inc.                        100         2,565
Altera Corp.(1)                       500        12,000
Alyn Corp.(1)                         100            --
ALZA Corp.(1)                         280        13,202
Amazon.com, Inc.(1)                   400         6,676

                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

AMB Property Corp.                    100      $  2,470
AMBAC, Inc.                           150         8,407
AMC Entertainment, Inc.(1)            100         1,060
Amcore Financial, Inc.                200         4,002
Amerada Hess Corp.                  1,100        94,204
Amerco(1)                             100         1,805
Ameren Corp.                          200         8,920
American--Classic Voyages Co.(1)      100           400
American Eagle Outfitters(1)           50         1,837
American Electric Power Co., Inc.     440        22,088
American Express Co.                1,700        71,604
American General Corp.                600        27,138
American Home Products Corp.        1,800       113,940
American International Group, Inc.  3,135       253,935
American Management Systems, Inc.(1)  100         2,336
American National Insurance Co.       100         7,339
American Power Conversion Corp.(1)    200         3,248
American Standard Co., Inc.(1)        100         6,663
American Water Works Co., Inc.        100         3,070
AmeriCredit Corp.(1)                  100         5,220
Amerisource Health Corp.--Class A(1)  100         5,771
AmeriTrade Holding Corp.(1)           100           848
Amgen, Inc.(1)                      1,500        99,570
Amkor Technology, Inc.(1)             200         3,906
AMR Corp.(1)                          200         7,798
Amsouth Bancorp                       449         8,257
Anadarko Petroleum Corp.              282        17,656
Analog Devices, Inc.(1)               400        17,820
ANC Rental Corp.(1)                    75           375
ANDRX Group(1)                        100         6,768
Anheuser Busch                      3,300       145,200
Answerthink Consulting Group(1)       200         1,372
Antec Corp.(1)                        100         1,168
AOL Time Warner, Inc.(1)            5,610       293,010
AON Corp.                             350        12,250
Apache Corp.                          100         5,955
Apartment Investment &
   Management Co.                      52         2,385
Apogee Enterprises, Inc.              100         1,055
Apogent Technologies, Inc.(1)         200         4,868
Apollo Group, Inc.--Class A(1)        150         5,098
Apple Computer, Inc.(1)               400         7,980
Applebee's International, Inc.        100         3,978
Applera Biosystems Group              200         6,152
Applera Corp-Celera Genomics(1)       100         4,331
Applica(1)                            200         1,698
Applied Materials, Inc.(1)          1,000        49,930
Applied Micro Circuits Corp.(1)       100         1,807
Applied Molecular(1)                  600         6,480

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SCHEDULE OF INVESTMENTS (CONTINUED)                                 MAY 31, 2001


                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK (CONTINUED)
Apria Healthcare Group, Inc.(1)       100      $  2,560
Arabian Shield Development Co.(1)     100            44
Arch Chemicals                        700        15,190
Arch Wireless Inc.(1)                   4             1
Archer-Daniels-Midland Co.            709         9,571
Archstone Communities Trust           200         5,008
Arden Realty Group                    100         2,462
Area Bankshares Corp.                 300         4,635
Aremissoft Corporation(1)             100         1,281
Argonaut Group, Inc.                  200         3,620
Ariba, Inc.(1)                        100           571
Arrow Electronics, Inc.(1)            300         7,554
Arrow International, Inc.             100         3,753
Ashland, Inc.                       1,900        78,888
ASM Lithography Holding NV(1)         129         2,991
Associated Banc-Corp.                 110         3,811
Associated Estates Realty Corp.       100         1,066
Astoria Financial Corp.               100         5,590
At Home Corp. Series A(1)             116           474
AT&T Corp.                          4,703        99,563
Atmel Corp.(1)                        600         6,660
Audio Visual Services Inc.(1)         400           168
Automatic Data Processing, Inc.       700        37,618
Autonation(1)                         500         5,825
Autozone, Inc.(1)                     100         3,307
Avalonbay Communities, Inc.           100         4,633
Avaya, Inc.(1)                        383         6,205
Avery Dennison                        100         5,848
Avid Technology, Inc.(1)              500         7,105
Aviva Petroleum, Inc.(1)            2,500           250
Avnet, Inc.                           100         2,464
Avon Products, Inc.                   300        13,128
AVX Corp.                             200         3,740
Aztec Technology Partners(1)           20             2
Baker Hughes, Inc.                    370        14,578
Baldor Electric Co.                   200         4,200
Ball Corp.                            100         4,750
BancorpSouth, Inc.                    200         2,912
Bancwest Corp.                        100         3,433
Bank of America                     5,223       309,463
Bank of New York Co., Inc.            900        49,149
Bank One Corp.                      1,436        56,866
Banknorth Group, Inc.                 200         4,062
Bard, C.R., Inc.                      100         5,645
Barnes & Noble, Inc.(1)               100         3,215
Bausch & Lomb, Inc.                   100         4,730
Baxter International, Inc.            640        31,603
BB&T Corp.                            495        17,894

                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

BEA Systems, Inc.(1)                  300      $ 10,764
Bear Stearns Co., Inc.                120         6,522
Beckman Coulter                       100         3,775
Becton, Dickinson & Co.               300        10,299
Bed, Bath & Beyond, Inc.(1)           400        11,828
BellSouth Corp.                     2,400        98,952
Belo, (A.H.) Corp.--Class A           100         1,949
Bergen Brunswig Corp.                 700        14,420
Berkshire Hathaway, Inc.--Class A(1)    2       137,400
Best Buy Co., Inc.(1)                 300        15,945
Beverly Enterprises, Inc.(1)          100           900
Big Lots(1)                            82         1,064
Biogen, Inc.(1)                       200        12,062
Biomarin Pharmaceutical(1)            200         2,320
Biomet, Inc.                          250        11,167
Biotechnology General Corp.(1)        100         1,190
Bisys Group, Inc.(1)                  100         5,112
BJ Services Co.(1)                    100         7,500
BJ's Wholesale Club, Inc.(1)          100         4,875
Black & Decker Corp.                  800        31,720
BMC Software, Inc.(1)                 300         7,170
Boeing Co.                          1,000        62,890
Boston Properties, Inc.               100         3,988
Boston Scientific Corp.(1)          1,300        22,516
Bowater, Inc.                         100         4,820
Brady (W. H.) Co.--Class A            100         3,150
Brightpoint, Inc.(1)                  100           356
Brinker International, Inc.(1)        150         3,682
Bristol-Myers Squibb Co.            3,200       173,568
Broadcom Corp.--Class A(1)            300         9,978
BroadVision, Inc.(1)                  100           631
Broadwing(1)                          309         7,629
Brocade Communications(1)             300        11,700
Brown-Forman Corp.--Class B           100         6,550
Burlington Northern Corp.             500        15,535
Burlington Resources, Inc.            200         9,780
Burnham Pacific Properties, Inc.      100           472
Cabletron Systems, Inc.(1)            600        11,646
Cablevision Systems Corp.--Class B(1) 200        11,370
Cabot Corp.                           100         3,751
CACI International, Inc.--Class A(1)  300        12,210
Cadence Design Systems, Inc.(1)       300         6,345
Calpine Corp.(1)                      400        19,720
Cambridge Technology Partners(1)      100           304
Campbell Soup                         500        14,770
Capital One Financial Corp.           200        13,022
Caraustar Industries, Inc.            200         2,050
Cardinal Health, Inc.                 549        39,523
Caremark Rx, Inc.(1)                  200         3,256

ISI STRATEGY FUND,INC.
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SCHEDULE OF INVESTMENTS (CONTINUED)                                 MAY 31, 2001



                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK (CONTINUED)
Carematrix Corporation(1)              11      $      2
Carnival Corp.--Class A               700        19,761
Carramerica Realty Corp.              100         2,802
Carter-Wallace, Inc.                  100         1,915
Casella Waste Systems, Inc.(1)        300         2,904
Catellus Development Corp.(1)         200         3,400
Caterpillar, Inc.                     400        21,664
CDW Computer Centers(1)               100         3,986
Cendant Corp.(1)                    1,040        19,947
Centex Corp.                          100         3,728
Centura Banks, Inc.(1)                100         5,340
Centurytel, Inc.                      125         3,555
Ceridian Corp. New(1)                 400         7,640
Champion Enterprises, Inc.(1)         100         1,062
Charles River Laboratories
   International, Inc.(1)             100         3,170
Charles Schwab Corp.                1,750        32,900
Charter Communications(1)             300         6,708
Charter One Financial                 241         7,290
Cheap Tickets, Inc.(1)                100         1,235
Checkpoint System, Inc.(1)            200         2,732
Chevron Corp.                       1,000        96,050
Children's Place Retail Stores,
   Inc.(1)                            100        2,865
Chiron Corp.(1)                       200        10,314
Choice Hotels Corp., Inc.(1)          200         2,740
Choice One Communications, Inc.(1)     60           348
Chris-Craft Industries, Inc.(1)         3           208
Chubb Corp.                           200        15,070
Ciber, Inc.(1)                        300         1,995
CIENA Corp.(1)                        300        16,245
Cigna Corp.                           200        18,894
Cincinnati Financial Corp.            200         8,404
Cinergy                               200         7,070
Cintas Corp.                          200         9,328
Circuit City Stores, Inc.             300         4,503
Cisco Systems, Inc.(1)              8,710       167,755
CIT Group, Inc.--Class A(1)           300        11,910
Citigroup, Inc.                     9,095       466,119
Citizen Communication(1)              100         1,486
Citizens Banking Corp.                100         2,480
City National Corp.                   100         4,263
Clarcor, Inc.                         200         4,880
Clayton Homes, Inc.                   225         3,310
Clear Channel Communications, Inc.(1) 689        42,008
Clorox Co.                            268         9,284
Closure Medical Corp.(1)              500        12,640
CMG Information Services(1)           126           529
CMS Energy Corp.                      200         5,934

                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

CNA Financial Corp.(1)              2,600      $103,558
CNET Networks(1)                       67           738
CNF Transportation                    100         3,186
Coca-Cola Co.                       3,100       146,940
Coca-Cola Enterprises, Inc.           500         8,340
Cognex Corp.(1)                       100         2,993
Colgate-Palmolive Co.                 700        39,648
Colonial Bancgroup                    200         2,484
Comcast Corp.--Class A Special(1)   1,040        42,598
Comdisco, Inc.                      2,600         5,616
Comerica, Inc.                        250        14,225
Commerce Bancorp, Inc.                100         6,860
Commerce Bancshares, Inc.             115         4,141
Commerce One(1)                       100           668
Commscope, Inc.(1)                    100         2,361
Community Banks, Inc.                 166         4,382
Community First Bankshares, Inc.      100         2,183
Community Health Systems(1)           100         2,551
Compaq Computer Corp.               1,889        30,205
Compass Bancshares, Inc.              150         3,657
Computer Associates International,
   Inc.                               706       20,022
Computer Sciences Corp.(1)            700        29,393
Compuware Corp.(1)                    300         3,309
Comverse Technology(1)                200        11,600
Conagra, Inc.                         609        12,698
Concord EFS, Inc.(1)                  275        13,942
Conexant Systems(1)                   400         3,392
Conoco Inc.--Class B                  500        15,600
Conseco, Inc.(1)                      383         6,672
CONSOL Energy, Inc.                   100         3,040
Consolidated Edison                   300        11,745
Consolidated Graphics, Inc.(1)        200         3,266
Constellation Brands Inc.(1)          200         7,730
Constellation Energy Group            200         9,460
Continental Airlines, Inc.
   --Class B(1)                       100         4,917
Convergys Corp.(1)                    200         8,220
Cooper Cameron Corp.(1)               100         6,928
Cooper Industries, Inc.               100         3,803
Coors (Adolph) Co.--Class B           100         5,190
Corn Products International, Inc.     100         2,865
Corning, Inc.                       1,049        19,847
Corvis Corporation(1)                 100           602
Costar Group, Inc.(1)                 300         7,530
Costco Wholesale Corp.(1)             500        19,455
Costilla Energy, Inc.(1)              400             2
Countrywide Credit Industries, Inc.   100         3,873
Covance, Inc.(1)                      200         3,674
Coventry Health Care, Inc.(1)         200         3,380
Cox Communications(1)               2,446       105,789

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ISI STRATEGY FUND,INC.
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SCHEDULE OF INVESTMENTS (CONTINUED)                                 MAY 31, 2001



                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK (CONTINUED)
Crane Co.                             100      $  2,901
Credence Systems Corp. (1)            100         2,138
Credit Acceptance Corp.(1)            100           705
Crescent Real Estate Equities Co.     200         4,884
Crompton Corp                         192         2,079
Cross (A.T.) Co.--Class A(1)          100           715
Crown Castle International Corp.(1)   100         1,660
Crown Cork & Seal Co., Inc.           200         1,024
CSK Auto Corp.(1)                     100           786
CSX Corp.                             200         7,440
Cullen/Frost Bankers, Inc.            100         3,350
Cummins Engine Co., Inc.              100         4,235
CVS Corp.                             462        25,364
Cyberonics, Inc.(1)                   400         5,832
Cymer, Inc.(1)                        100         2,877
Cypress Semiconductor Corp.(1)        100         2,115
Cytec Industries, Inc.(1)             100         3,535
Cytogen Corp.(1)                      200           948
D.R. Horton, Inc.                     140         2,887
Dana Corp.                            185         3,981
Danaher Corp.                         129         8,124
Darden Restaurants, Inc.              200         5,580
Data Broadcasting Corp.(1)            900         7,560
Datastream Systems, Inc.(1)           600         4,860
Davel Communications(1)               200             6
Davita Inc.(1)                        200         3,780
Davox Corp.(1)                        100           915
Dean Foods Corp.                      100         4,020
Deere & Co.                           300        11,208
Dell Computer Corp.(1)              3,400        82,824
Delphi Automotive Systems           4,538        66,709
Delta & Pine Land Co.                 100         2,434
Delta Air Lines, Inc.               1,800        85,716
Deluxe Corp.                          100         2,771
Dentsply International                100         4,404
Deutsche Telekom AG ADR             1,910        40,110
Devon Energy Corp.                    132         7,684
DeVry, Inc.(1)                        100         3,340
Diagnostic Products Corp.             100         7,772
Diamond Offshore Drilling, Inc.       200         7,922
Dianon Systems, Inc.(1)               300        11,100
Diebold, Inc.                         100         3,058
Digi International, Inc.(1)           700         6,265
Digitas(1)                             60           384
Dime Bancorp, Inc.                    200         7,060
DMC Stratex Networks, Inc.(1)         100           565
Dole Food, Inc.                       100         1,548
Dollar General Corp.                  438         8,212

                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

Dollar Tree Stores, Inc.(1)           150      $  3,867
Dominion Resources, Inc.              274        18,166
Donaldson Co., Inc.                   100         2,907
Doral Financial Corp.                 100         2,748
Doubleclick(1)                        184         2,401
Dover Corp.                           200         8,478
Dow Chemical Co.                    1,122        40,179
Dow Jones & Co., Inc.                 100         5,575
DPL, Inc.                             200         5,760
Dril-Quip, Inc.(1)                    100         3,150
DST Systems(1)                        200        10,630
DTE Energy Co.                        200         8,944
Duke Power Co.                      1,000        45,720
Duke Realty Investments, Inc.         200         4,672
Dun & Bradstreet New (1)              500        13,490
Dupont, (E.I.) de Nemours & Co.     3,600       167,040
Durect Corp.(1)                       700         7,175
Dyax Corp.(1)                         600         7,800
Dynegy, Inc.                          362        17,847
E Trade Group, Inc.(1)                300         2,250
E. Spire Communications, Inc.(1)      100            12
Eastman Chemical Co.                  100         5,054
Eastman Kodak Co.                     800        37,864
Eaton Corp.                           100         7,820
Eaton Vance Corp.                     100         3,586
Ebay(1)                               100         6,052
Echostar Communications Corp.(1)      300         9,177
Eclipsys Corp.(1)                     500        10,870
Ecolab, Inc.                          100         4,088
Eden Bioscience Corp.(1)              400         7,440
Edgewater Technology, Inc.(1)       1,000         5,480
Edison International, Inc.          3,600        38,988
Edison Schools, Inc.(1)               500        11,980
Edwards Lifescience(1)                180         4,171
eFunds Corp.(1)                        55         1,150
El Paso Corp.                         669        40,742
Elan Contingent Value Rights(1)       100            24
Electro Scientific Industries,
   Inc.(1)                            100         3,676
Electronic Data Systems Corp.         600        36,750
Eli Lilly & Co.                     1,600       135,520
EMC Corp.(1)                        2,900        91,640
Emerson Electric Co.                  500        33,855
Emisphere Technologies, Inc.(1)       100         1,966
Endo Pharmaceuticals Holdings,
   Inc.(1)                            300         3,000
Energizer Holdings(1)                 166         3,826
Energy East Corp.                     200         4,076
Energy Partners Ltd.(1)               600         6,450
Engelhard Corp.                       200         5,552
Enron Corp.                           900        47,619

10
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ISI STRATEGY FUND,INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                                 MAY 31, 2001


                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK (CONTINUED)
Entergy                               300      $ 12,960
EOG Resources, Inc.                   100         4,489
Equifax, Inc.                         200         7,016
Equity Office Properties Trust        385        11,204
Equity Residential Properties Trust   200        10,730
ESS Technology, Inc.(1)               100           699
Estee Lauder Co.--Class A             100         4,060
Ethan Allen Interiors, Inc.           100         3,671
Etoys(1)                              200             1
Evergreen Resources, Inc.(1)          100         4,500
Excelsior-Henderson Motorcycle(1,2)   100            --
Exelixis, Inc.(1)                     500         7,585
Exelon Corp.                          362        24,551
Exodus Communications, Inc.(1)        400         3,172
Expeditors International
   of Washington                      100         6,439
Express Scripts, Inc.(1)              200        19,308
Extreme Networks(1)                   100         2,960
Exxon Mobil Corp.                   4,552       403,990
F & M National Corp.                  103         4,012
Family Dollar Stores, Inc.            200         5,560
Fannie Mae                          1,500       123,660
Federal Home Loan Mortgage Corp.      900        59,580
Federated Department Stores(1)        200         8,960
Federated Investors, Inc.--Class B    150         4,493
Fedex Corp.(1)                        400        16,000
Fidelity National Financial, Inc.     100         2,280
Fifth Third Bancorp                   694        40,856
First American Financial Corp.        100         2,048
First Data Corp.                      500        32,805
First Financial Bancorp                33           487
First Financial Corp.--Indiana        100         3,850
First Health Group Corp.(1)           100         5,020
First Midwest Bancorp, Inc.           100         2,840
First Niagara Financial Group, Inc.   400         5,520
First Place Financial Corp.           100         1,424
First Tennessee National Corp.        100         3,560
First Union Corp.                   1,182        38,120
First Virginia Banks, Inc.            100         4,604
Firstenergy Corp.                     300         9,195
Firstmerit Corp.                      100         2,530
Fiserv, Inc.(1)                       125         6,889
Fisher Scientific International,
   Inc.(1)                            100         2,630
Flagstar Bancorp, Inc.                100         2,415
Fleet Boston Financial Corp.        1,396        58,060
Fleming Companies, Inc.               100         3,177
FLIR Systems, Inc.(1)                 700        11,235
Flower Foods                           40         1,274
Fluor Corp.                           100         5,832

                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

Flushing Financial Corp.              150      $  3,545
Ford Motor Co. New                  2,322        56,541
Forest Laboratories, Inc.(1)          200        14,812
Fortune Brands, Inc.                  200         6,870
Fossil, Inc.(1)                       150         3,353
Foster Wheeler                        200         2,516
Fox Entertainment Group(1)            200         5,220
FPL Group, Inc.                       200        11,650
Franklin Resources, Inc.              300        13,350
Freeport-McMoran Copper & Gold--
   Class B(1)                         200         3,134
Friede Goldman International, Inc.(1)  57            48
Frontline Capital(1)                  100           400
Fulton Financial Corp.                105         2,098
Furniture Brands International,
   Inc.(1)                            100         2,272
Galileo International, Inc.           200         5,556
Gannett Company, Inc.                 300        19,884
Gap, Inc.                             975        30,225
Gartner Group--Class B(1)             277         2,368
Gateway, Inc.(1)                      400         6,680
GATX Corp.                            100         4,028
Gaylord Entertainment Co.(1)          100         2,770
GBC Bancorp                           100         2,755
Gemstar-TV Guide(1)                   400        14,548
Genentech(1)                          200        10,010
General Cable Corp.                   600         9,150
General Dynamics Corp.                200        15,504
General Electric Co.               12,778       626,122
General Mills, Inc.                   300        12,708
General Motors Corp.                  600        34,140
General Motors Corp.--Class H(1)    1,100        26,290
General Semiconductor, Inc.(1)        100         1,108
GenesisIntermedia(1)                  600        10,050
Genrad, Inc.(1)                       200         1,390
Gentiva Health Services, Inc.(1)      400         7,792
Genuine Parts Co.                     200         5,714
Genzyme Corp.(1)                      100        10,694
Genzyme-Molecular Oncology(1)          10           154
Georgia Pacific Timber Group          100         3,220
Georgia-Pacific Corp.                 279         9,891
Gerber Scientific, Inc.               100           810
Gillette Co.                        1,200        34,716
Glatfelter (P.H.) Co.                 100         1,535
Glenborough Realty Trust, Inc.        200         3,694
Global Industries, Ltd.(1)            200         3,216
Global Marine, Inc.(1)                200         5,130
Global Payments                        80         2,104
Golden State Bancorp, Inc.            200         5,838
Golden State Bancorp-Litigation
   Warrant(1)                         100           135

                                                                              11
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ISI STRATEGY FUND,INC.
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SCHEDULE OF INVESTMENTS (CONTINUED)                                 MAY 31, 2001


                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK (CONTINUED)
Golden West Financial Corp.           200      $ 12,750
Goldman Sachs Group                   200        19,020
Goodrich (B.F.) Co.                   122         5,097
Goodyear Tire & Rubber Co.            200         5,822
GPU, Inc.                             200         6,710
Graco, Inc.                           150         4,335
Grainger (W.W.), Inc.                 100         4,419
Grant Prideco(1)                      200         4,504
Great Atlantic & Pacific Tea Co.,
   Inc.                               200         2,318
Great Lakes Chemical Corp.            100         3,425
GreenPoint Financial Corp.            100         3,799
Guidant Corp.(1)                      400        15,020
Gulfmark Offshore, Inc.(1)            100         3,900
H & R Block, Inc.                     100         5,964
Haemonetics Corp.(1)                  100         3,240
Hain Celestial Group, Inc.(1)         100         2,502
Halliburton Co.                       500        23,370
Harcourt General, Inc.                100         5,800
Harley-Davidson, Inc.                 300        14,091
Harman International Industries, Inc. 100         3,550
Harnischfeger Industries, Inc.(1)     200             3
Harrah's Entertainment(1)             200         7,314
Harris Corp.                          100         2,842
Harsco Corp.                          100         2,730
Harte-Hanks Communications, Inc.      100         2,554
Hartford Financial Services Group,
   Inc.                               300        20,310
Hasbro, Inc.                        1,500        22,500
Hayes Lemmerz International, Inc.(1)  200         1,650
HCA Healthcare Co.                    700        28,238
Health Care Property Investors, Inc.  100         3,412
Health Management Associates, Inc.(1) 250         4,440
Health Net(1)                         100         1,925
Healthsouth Corp.(1)                2,200        27,940
Heilig-Meyers Co.(1)                  400             6
Heinz, (H.J.) Co.                     400        17,324
Heller Financial                      100         3,440
Helmerich and Payne                   100         3,954
Herman Miller, Inc.                   100         2,696
Hershey Foods Corp.                   200        12,128
Hewlett-Packard Co.                 2,400        70,368
Hexcel Corp.(1)                       100         1,060
Hibernia Corp.--Class A               200         3,256
Hillenbrand Industries, Inc.          100         5,157
Hilton Hotels Corp.                   512         6,344
Hispanic Broadcasting Corp.(1)        200         4,950
HNC Software, Inc. (1)                100         2,807
Hollinger International               200         3,080
Home Depot, Inc.                    3,050       150,335

                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

Homefed Corp (1)                       79      $     73
Homegold Financial(1)                 100            41
Homestake Mining Co.                  100           647
Homestore.com(1)                      100         2,845
Honeywell International, Inc.         975        47,190
Hormel Foods Corp.                    200         4,718
Host Marriott Corp.                   400         5,176
Hotel Reservations Network, Inc.(1)   300        11,514
Hotjobs.com Ltd.(1)                   600         3,588
Household International, Inc.         506        33,224
Hudson United Bancorp                 113         2,756
Human Genome Sciences, Inc.(1)        200        13,270
Humana, Inc.(1)                       200         1,910
Hunt (J.B.) Transport Services,
   Inc.(1)                            100         2,009
Huntington Bancshares, Inc.           186         2,786
Hutchinson Technology, Inc.(1)        400         5,860
Hvide Marine, Inc.--Class A(1,2)      100            --
I2 Technologies, Inc.(1)              310         6,225
IBP, Inc.                             100         1,880
ICG Communications, Inc.(1)           131            13
ICN Pharmaceuticals, Inc.             100         3,023
IDEXX Laboratories, Inc.(1)           100         2,975
IDX Systems Corp.(1)                  100         1,690
Illinois Tool Works, Inc.             380        26,015
Immunex Corp.(1)                      100         1,580
IMS Health                            400        11,592
Independent Bank East                 172         4,453
Indus International(1)                800         3,800
Indymac Mortgage Holdings, Inc.(1)    100         2,325
Infonet Services(1)                   100           748
Information Resources, Inc.(1)        100           913
Informix Corp.(1)                     200           940
Infospace.com, Inc.(1)              3,000        11,670
InfoUSA, Inc.(1)                    1,200         5,400
Ingersoll-Rand Co.                    200         9,870
Ingram Micro, Inc.--Class A(1)        700         9,275
Inktomi Corp.(1)                      100         1,000
Innovex, Inc.(1)                      100           379
Input/Output, Inc.(1)                 300         3,570
Insight Communications(1)             100         2,518
Insight Enterprises, Inc.(1)          100         2,301
Integra Bank Corp.                    126         2,553
Integrated Device Technology Inc.(1)  600        21,984
Integrated Electrical Services(1)     100           899
Intel Corp.                         8,372       226,128
Intercontinental Telecomm Wts.(1)     100            --
Interdigital Communications Corp.(1)  100         1,390
Interface, Inc.--Class A              100           614
International Business Machines
   Corp.                            2,400       268,320

ISI STRATEGY FUND,INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                                 MAY 31, 2001


                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK (CONTINUED)
International Flavors & Fragrances,
   Inc.                             1,100      $ 28,875
International Game Technology(1)      100         6,145
International Paper Co.               618        23,639
International Rectifier Corp.(1)      100         6,006
Interpool, Inc.                       200         2,710
Interpublic Group of Cos., Inc.       310        11,389
Interstate Hotels Corp.(1)              1             3
Intimate Brands                       640         9,690
Intuit(1)                             200         6,412
Invacare Corp.                        100         3,710
Iomega Corp.(1)                       100           271
Iron Mountain(1)                      100         4,111
IRT Property Co.                      100           997
iStar Financial                       100         2,638
Itron, Inc.(1)                        300         3,435
ITT Industries                        100         4,666
Ivax Corp.(1)                         250         8,425
J. D. Edwards & Co.(1)                200         2,160
J.C. Penney Co., Inc.                 400         8,364
Jabil Circuit, Inc.(1)                200         5,876
JDS Uniphase Corp.(1)               1,800        30,078
Jefferson-Pilot Corp.                 225        10,663
JLG Industries, Inc.                  100         1,175
Jo-Ann Stores, Inc.--Class A(1)       200           880
John Hancock Financial                400        15,844
John Nuveen & Co., Inc.--Class A      100         5,729
Johnson & Johnson                   1,963       190,313
Johnson Controls, Inc.                100         7,040
Jones Apparel Group, Inc.(1)          100         4,420
JP Morgan Chase & Co.               2,590       127,299
Juniper Networks(1)                   400        17,012
Kansas City Power & Light Co.         100         2,511
Kaydon Corp.                          100         2,584
KB Homes                              100         2,541
Keane, Inc.(1)                        100         1,891
Kellogg Co.                           500        13,360
Kelly Services, Inc.--Class A         300         7,026
Kemet Corp.(1)                        100         1,835
Kendle International Inc.(1)          200         3,756
Kerr-McGee Corp.                       73         5,086
Key3media Group (1)                   200         1,940
KeyCorp                               500        11,890
Keyspan Energy Corp.                  188         7,505
Kilroy Realty Corp.                   100         2,500
Kimball International, Inc.
   --Class B                          200         2,900
Kimberly Clark Corp.                  644        38,930
Kimco Realty Corp.                    100         4,273
King Pharmaceuticals(1)               187         9,458

                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

Kitty Hawk, Inc.(1)                   300      $     36
KLA Instruments Corp.(1)              200        10,324
Kmart Corp.(1)                        800         9,024
Knight Trading Gr(1)                  200         2,862
Knight-Ridder, Inc.                   100         5,494
Kohls Corp.(1)                        400        24,620
KPMG Consulting, Inc.(1)              800        14,440
Kroger Co.(1)                       1,000        24,940
Kulicke & Soffa Industries, Inc.(1)   200         2,960
La-Z-Boy Chair Co.                    218         4,098
Labor Ready, Inc.(1)                  225           898
LaBranche & Co., Inc.(1)              100         4,012
Lafarge Corp.                         100         3,277
Lam Research Corp.(1)                 300         8,286
Lamar Advertising Co.(1)              100         4,150
Lancaster Colony Corp.                100         3,104
LandAmerica Financial Group, Inc.     200         5,710
Landry's Seafood Restaurants, Inc.    300         4,500
Lands' End, Inc.(1)                   100         3,588
Lason Holdings, Inc.(1)               100            26
Lattice Semiconductor Corp.(1)        100         2,176
Lawson Products, Inc.                 100         2,736
Lear Corp.(1)                         100         3,488
Lee Enterprises, Inc.                 100         3,263
Legg Mason, Inc.                      100         4,575
Leggett & Platt, Inc.                 200         4,384
Lehman Brothers, Inc.                 300        21,483
Lennar Corp.                          100         3,700
Leucadia National Corp.               100         3,330
Level 3 Communications, Inc.(1)       400         4,480
Lexicon Genetics, Inc.(1)             100         1,000
Lexmark International Group, Inc.--
   Class A(1)                         100         6,199
Liberty Financial Companies, Inc.     100         3,350
Liberty Property Trust                100         2,898
Lifepoint Hospitals(1)                 56         1,870
Limited, Inc.                         600         9,780
Lincare Holdings, Inc.(1)             100         5,804
Lincoln National Corp.                200         9,848
Lindsay Manufacturer Co.              150         2,678
Linear Technology Corp.               400        19,200
Lithia Motors(1)                      200         3,860
Littlefuse, Inc.(1)                   100         2,805
Liz Claiborne, Inc.                   100         5,177
Lockheed Martin Corp.                 500        19,145
Loews Corp.                           200        13,798
Longs Drug Stores, Inc.               100         2,400
Longview Fibre Co.                    200         2,650
Loral Space and Communications
   Ltd.(1)                            200           604

                                                                              13
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ISI STRATEGY FUND,INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                                 MAY 31, 2001


                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK (CONTINUED)
Louis Dreyfus Natural Gas Corp.(1)    100      $  3,978
Lowe's Cos., Inc.                     500        34,765
LSI Logic Corp.(1)                    558        10,217
LTV Corp.(1)                          100             6
LTX Corp.(1)                          100         2,426
Lubrizol Corp.                        100         3,103
Lucent Technologies, Inc.           3,903        30,756
Luminent, Inc.(1)                   2,100         9,996
Lyondell Petrochemical Co.            200         3,310
M&T Bank Corp.                        137        10,350
Mail-Well, Inc.(1)                    100           540
Manor Care(1)                         200         4,950
Manpower, Inc.                        100         3,200
Marchfirst Inc.(1)                    186             1
Marriott International--Class A       300        14,208
Marsh and McLennan                    300        31,470
Marshall & Ilsley Corp.               100         5,110
Martin Marietta Materials, Inc.       100         4,937
Masco Corp.                           600        14,016
Massey Energy Co.                     100         2,330
Matlack Systems, Inc.(1)              100            20
Mattel, Inc.                          320         5,696
Maxim Integrated Products, Inc.(1)    365        18,622
Maxwell Technologies, Inc. (1)        200         4,212
May Department Stores Co.             400        13,080
Maytag Corp.                          100         3,306
MBIA, Inc.                            150         7,913
MBNA Corp.                          1,000        36,060
McClatchy Newspapers, Inc.            100         3,954
McCormick & Co., Inc.                 100         4,040
McData Corp.(1)                       306         7,760
McDonald's Corp.                    1,600        48,448
McGraw-Hill, Inc.                     200        12,828
McKesson HBOC                         359        12,411
McLeod, Inc.(1)                       459         2,116
MCN Corp.(1)                          100         2,398
MCSi, Inc.(1)                         400         6,436
MDU Resources Group, Inc.             100         3,650
Mead Corp.                            100         2,900
Medimmune, Inc.(1)                    200         7,974
Meditrust Corp. Paired Stock(1)       255         1,425
MedQuist, Inc.(1)                     100         2,545
Medtronic, Inc.                     1,520        65,330
Mellon Financial Corp.                600        27,492
MemberWorks, Inc.(1)                  100         2,350
Men's Wearhouse, Inc.(1)              100         2,678
Mentor Corp. MN                       100         2,648
Mercantile Bankshares Corp.           100         3,896

                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

Merck & Co., Inc.                   3,100      $226,269
Mercury General Corp.                 100         3,660
Meredith Corp.                        100         3,615
Meristar Hospitality Corp.            100         2,285
Merrill Lynch & Co., Inc.           1,000        64,970
Metlife, Inc.                         900        28,665
Metro One Telecommunications(1)       300        13,503
Metro-Goldwyn-Mayer, Inc.(1)          100         2,261
Metromedia Fiber Network, Inc.(1)   1,400         5,628
MGIC Investment Corp.                 100         7,037
MGM Grand, Inc.(1)                    266         8,363
Microage, Inc.(1)                     200             1
Microchip Technology, Inc.(1)         225         5,164
Microfinancial                        200         3,240
Micron Technology, Inc.(1)          1,300        48,750
Microsoft Corp.(1)                  6,945       480,455
Microstrategy, Inc.(1)                100           377
Mid Atlantic Medical Services, Inc.(1)200         3,304
Millennium Pharmaceuticals(1)         200         7,634
Millipore Corp.                       100         5,555
MiniMed, Inc.(1)                      100         4,677
Minnesota Mining & Manufacturing Co.  500        59,290
Mirant Corp.(1)                       718        28,217
Mississippi Chemical Corp.            100           342
Mitchell Energy & Development Corp.--
   Class A                            100         5,406
Modis Professional Services(1)        100           571
Mohawk Industries, Inc.(1)            100         3,203
Molex, Inc.                           250         8,780
Mondavi (Robert) Corp.--Class A(1)    100         4,842
Monsanto Co.                          100         3,550
Montana Power Co.                     200         2,560
MONY Group, Inc.                      100         3,675
Morgan Stanley Dean Witter
   Discover & Co.                   2,500       162,525
Motorola, Inc.                      2,545        37,412
Murphy Oil Corp.                    1,000        84,050
Mylan Laboratories                    600        19,086
MyTurn.com(1)                         200             4
Nabors Industries, Inc.(1)            200        10,170
Nash Finch Co.                        100         2,310
National City Corp.                   740        21,682
National Data Corp.                   100         2,935
National Health Investors, Inc.(1)    100           905
National Semiconductor Corp.(1)     1,100        29,172
National Service Industries, Inc.     100         2,535
National-Oilwell, Inc.(1)             100         3,450
Nationwide Financial Services, Inc.   100         4,422
Navigant Consulting Co.(1)            400         2,844

14
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ISI STRATEGY FUND,INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                                 MAY 31, 2001


                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK (CONTINUED)
Navistar International Corp.(1)       100      $  2,909
NCO Group, Inc.(1)                    100         2,902
NCR Corp.(1)                          100         4,689
Nelson (Thomas), Inc.                 100           705
Neopharm, Inc.(1)                     300         7,410
Network Appliance Corp.(1)            400         7,440
Network Associates, Inc.(1)            50           726
Neuberger Berman, Inc.                100         7,790
New Jersey Resources Corp.(1)         100         4,464
New York Times Co.--Class A           200         8,418
Newell Rubbermaid, Inc.               336         8,491
Newmont Mining Corp.                  205         4,200
Nextcard, Inc.(1)                     100           910
Nextel Communications, Inc.
   --Class A(1)                     1,500        23,880
Nextel Partners, Inc.(1)              200         3,010
Niagara Mohawk Holdings(1)            300         5,250
Nicor                                 100         3,879
Nieman Marcus Group--Class A(1)       100         3,325
Nike, Inc.                            300        12,330
Nisource                              276         8,639
NL Industries, Inc.                   200         3,216
Noble Affiliates, Inc.                100         4,151
Noble Drilling Corp.(1)               200         8,540
Nordstrom, Inc.                       200         3,706
Norfolk Southern Corp.                500        11,085
North Fork BanCorp, Inc.              150         4,281
Northeast Utilities                   200         3,848
Northern Trust Corp.                  300        19,845
Northpoint Commun(1)                  200             4
Northrop Grumman Corp.                100         8,876
Northwest Bancorp, Inc.               100           948
Northwest Natural Gas Co.             100         2,390
Nova Corp. (Georgia)(1)               100         3,041
Novell, Inc.(1)                       300         1,359
Novellus Systems, Inc.(1)             200         9,580
NTL, Inc.(1)                          356         7,650
Nucor Corp.                           100         5,122
Nyfix, Inc.(1)                        100         2,581
Oakley, Inc.(1)                       200         5,020
Occidental Petroleum Corp.            500        14,985
Ocean Energy, Inc.                    200         3,800
Ocwen Financial Corp.(1)              200         1,860
Office Depot, Inc.(1)                 500         4,570
Officemax(1)                          200           710
Ohio Casualty Corp.                 1,100         9,548
Old National Bancorp                  172         4,472
Old Republic International Corp.      200         5,646
Omnicare, Inc.                        100         2,096

                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

Omnicom Group, Inc.                   200      $ 18,616
On Command Corp.(1)                   200         1,200
Openwave Systems Inc.(1)              161         6,171
Oplink Communications(1)              100           327
Oracle Systems Corp.(1)             7,200       110,160
Oregon Steel Mills, Inc.              100           721
Orion Power Holdings(1)               100         2,735
Orthodontic Centers of America,
   Inc.(1)                            100         3,070
Outback Steakhouse(1)                 150         4,275
Owens-Illinois, Inc.(1)               200         1,412
Oxford Health Plan(1)                 100         2,744
Paccar, Inc.                          100         4,802
Pacific Century Hawaii, Inc.          200         4,934
Pacificamerica Money Center, Inc.(1)  200             2
Pacificare Health Systems, Inc.
   --Class A(1)                       100         1,772
Pactiv Corp.(1)                       100         1,375
Pall Corp.                            300         6,930
Palm, Inc.(1)                         493         2,776
Parametric Technology Corp.(1)        300         3,570
Park Place Entertainment(1)           400         4,992
Parker-Hannifin Corp.                 100         4,831
Pathmark Stores, Inc.(1)              600        13,644
Patterson Dental Co.(1)               100         3,412
Paychex, Inc.                          62         2,383
Payless Shoesource, Inc.(1)           100         6,789
PEC Solutions, Inc.(1)                700        16,100
Penford Corp.                         100         1,270
Pennsylvania Real Estate
   Investment Trust                   200         4,590
Penwest Pharmaceuticals Co.(1)        150         2,355
Peoples Bank of Bridgeport            100         2,350
Peoplesoft, Inc.(1)                   100         4,035
Pep Boys (Manny Moe & Jack)           100           880
Pepsi-Cola Bottling                   100         4,354
PepsiAmericas                         200         3,036
Pepsico, Inc.                       1,900        85,044
Per-Se Technologies, Inc.(1)        1,000         5,830
Perot Systems(1)                      200         2,876
Perrigo(1)                            100         1,393
PETsMART, Inc.(1)                     100           536
Pfizer, Inc.                        8,194       351,441
PG & E Corp.                          300         3,420
Pharmacia Corp.(1)                  1,600        77,696
Phelps Dodge Corp.                    136         6,147
Philip Morris Companies, Inc.       3,000       154,230
Phillips Petroleum Co.                300        19,422
Piedmont Natural Gas Co., Inc.        100         3,549
Pier 1 Imports, Inc.                  200         2,350
Pinnacle West Capital Corp.           100         4,995

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SCHEDULE OF INVESTMENTS (CONTINUED)                                 MAY 31, 2001


                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK (CONTINUED)
Pitney Bowes, Inc.                    300      $ 11,862
Playboy Enterprises, Inc.--Class B(1) 100         1,497
Playtex Products, Inc.(1)             100         1,013
Plum Creek Timber Company, Inc.       100         2,760
PMI Group                             100         6,980
PNC Bank Corp.                        400        27,700
Polaris Industries, Inc.              100         4,305
Polyone Corp. W/I                     600         5,436
Popular, Inc.                         200         6,270
Potomac Electric Power Co.            200         4,432
PPG Industries, Inc.                  200        11,120
PPL Corp.                             200        11,942
Praecis Pharmaceuticals Inc. (1)      100         2,450
Praxair, Inc.                         200        10,058
Precision Castparts Corp.             100         4,477
Pre-Paid Legal Services, Inc.(1)      100         1,559
Presidential Life Corp.               300         5,280
Price Communications Corp.(1)         127         2,347
Priceline.com, Inc.(1)                200         1,080
Pride International, Inc.(1)        1,200        31,956
Primedia, Inc.(1)                   1,700        14,756
Procter & Gamble Co.                2,800       179,872
Prodigy Communications Class A(1)     100           364
Progress Energy, Inc.                 200         8,510
Progressive Corp. of Ohio             100        13,104
Prologos Trust                        300         6,420
Protection One, Inc.(1)               100           135
Provident Bancorp, Inc.               100         3,277
Provident Bankshares Corp.            121         2,899
Providian Financial Corp.             400        22,704
Province Healthcare Co.(1)            100         2,690
PSINet, Inc.(1)                       290            20
PSS World Medical, Inc.(1)            100           513
PTEK Holdings(1)                    1,800         4,518
Public Service Enterprise Group       300        15,423
Public Storage, Inc.                  186         5,137
Pulte Corp.(1)                        100         4,040
Qlogic Corp.(1)                       152         7,754
Quaker Oats Co.                       200        19,172
Qualcomm, Inc.(1)                     900        54,666
Quest Diagnostics, Inc.(1)            200        24,722
Quest Software, Inc(1)                100         3,116
Questar Corp.                         100         3,099
Quintiles Transnational Corp.(1)      200         3,810
Quintus Corporation(1)                137             7
Quokka Sports, Inc.(1)                  2            --
Qwest Communications
   International, Inc.(1)           2,083        76,529

                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

R&G Financial Corp.                   300         4,884
R.H. Donnelley(1)                     120         3,420
R.L.I. Corp.                          100         4,128
R.R. Donnelley & Sons Co.             200         6,060
Radian Group, Inc.                    100         8,490
Radioshack Corp.                      200         5,446
Ralston Purina Group                  400        12,396
Rational Software(1)                  200         4,820
Rayovac Corp.(1)                      100         2,190
Raytheon Co.                          400        11,908
Reader's Digest Assn., Inc.
   --Class A                        1,400        40,894
RealNetworks, Inc.(1)                 100         1,101
Redback Networks(1)                   200         2,888
Reebok International Ltd.(1)          100         2,884
Regions Financial Corp.               300         9,309
RehabCare Group, Inc.(1)              100         4,349
Reinsurance Group of America          100         3,590
Reliance Group Holdings(1)            200             3
Reliant Energy                        400        18,432
Renal Care Group, Inc.(1)             100         2,847
Rent-A-Center(1)                      100         4,476
Republic Services(1)                  200         3,676
Respironics, Inc.(1)                  100         2,798
Rite Aid Corp.(1)                     100           837
RJ Reynolds Tobacco Holdings          100         5,948
Robert Half International, Inc.(1)    200         5,640
Rockwell International Corp.          200         9,400
Rohm & Haas Co.                       273         9,064
Roper Industries, Inc.                100         4,108
Ross Stores, Inc.                     100         2,391
Rouse Co.                             100         2,828
Roxio, Inc.(1)                         33           382
Royal Caribbean Cruises Ltd.          200         4,296
RPM, Inc. (Ohio)                      200         1,652
Rural Cellular Corp.--Class A (1)     200         8,010
Ryans Family Steak Houses, Inc.(1)    200         2,476
Ryder Systems, Inc.                   100         2,194
Sabre Group Holdings, Inc.(1)         144         7,523
Safeco                                200         5,618
Safety Components Intl. New(1)          3            14
Safety-Kleen Corp.(1)                 300           108
Safeway, Inc.(1)                      600        30,390
Saks, Inc.(1)                         200         2,308
Sandisk Corp.1                        100         2,345
Sanmina(1)                            400        10,824
Sante Fe International Corp.          100         3,688
Sara Lee Corp.                        900        16,956
Sawtek, Inc.(1)                       800        15,960
SBC Communications, Inc.            4,407       189,721

ISI STRATEGY FUND,INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                                 MAY 31, 2001


                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK (CONTINUED)
Scana Corp.                           126      $  3,616
Schein (Henry), Inc.                  100         3,775
Schering-Plough Corp.               1,800        75,510
Schlumberger Ltd.                     500        31,515
SCI Systems, Inc.(1)                  200         4,722
Scientific-Atlanta, Inc.              200        10,502
Scios-Nova, Inc.(1)                   100         2,292
Scotts Company (The)(1)               100         4,570
SCPIE Holdings, Inc.                  100         1,900
Scripps (E.W.) Co.                    100         6,745
Seabulk International, Inc.(1)          1            --
Seacor Smit, Inc.(1)                  400        19,080
Sears, Roebuck & Co.                  400        15,952
Selectica(1,2)                      1,300         6,201
Sempra Energy                         250         6,825
Senior Housing PR                      20           255
Sepracor, Inc.(1)                     100         3,332
Sequenom, Inc.(1)                     500         7,500
Serologicals Corp.(1)                 300         6,852
Service Corp. International(1)        300         2,118
Servicemaster Co.                     300         3,447
Shaw Group, Inc.(1)                   100         5,878
Sherwin Williams Co.                  200         4,268
Shopko Stores, Inc.(1)                800         6,000
Shurgard Storage Centers--Class A     100         2,750
Siebel, Systems, Inc.(1)              100         4,536
Sigma Aldrich Corp.                   100         4,762
Silicon Graphics, Inc.(1)             100           211
Silicon Storage Technology, Inc.(1)   100           991
Silicon Valley Bancshares(1)          100         2,765
Simon Property Group, Inc.            200         5,424
Six Flags Inc.(1)                     100         2,250
SkillSoft Corp.(1)                    200         6,190
Sky Financial Group, Inc.             231         4,331
Smith (A.O.) Corp.                    150         2,528
Smith International, Inc.(1)          100         7,770
Smithfield Foods, Inc.(1)             100         3,645
Smurfit-Stone Container Corp.(1)      297         4,446
Snap-On Tools Corp.                   100         2,880
Sola International, Inc.(1)           100         1,415
Solectron Corp.(1)                    802        17,299
Solutia, Inc.                         200         2,856
Sonicblue(1)                          300         1,085
Sonoco Products                       100         2,535
Sonus Networks(1)                     200         5,152
Sotheby's Holdings--Class A(1)        100         1,921
Southern Co.                          800        18,832

                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

Southern Union Co.(1)                 100      $  1,986
Southtrust Corp.                      300         7,491
Southwest Airlines Co.                850        17,000
Southwest Bancorp of Texas, Inc.(1)   100         3,146
Sovereign Bancorp, Inc.                60           680
Speedfam-Ipec(1)                      100           455
Speedway Motorsports, Inc.(1)         100         2,299
Spherion Corp.(1)                     100           725
Spieker Properties, Inc.              100         5,680
Sprint Corp. (FON Group)            1,000        20,310
Sprint Corp. (PCS Group)(1)         1,200        26,400
SPX Corp.(1)                          300        35,610
St. Jude Medical, Inc.(1)             100         6,152
St. Paul Cos., Inc.                   300        15,180
Stage Stores, Inc.(1)                 100             1
Stamps.com Inc.(1)                    100           300
Stanley Works                         100         3,800
Staples, Inc.(1)                      650         9,425
Starbucks Corp.(1)                    400         7,808
Starwood Hotels & Resorts Worldwide   191         7,226
State Street Corp.                    400        21,988
Steris Corp.(1)                       200         3,460
Stewart Enterprises, Inc.(1)          200         1,524
Stilwell Financial Inc.               300         9,852
Storage Technology Corp.(1)           200         2,990
Stratos Lightwave Inc.(1)             151         1,720
Stryker Corp.                         200        11,490
Student Loan Corp.                    100         6,690
Suiza Foods Corp.(1)                  100         5,195
Sun Healthcare Group, Inc.(1)         300            14
Sun Microsystems, Inc.(1)           3,900        64,233
Sunbeam Oster Corp.(1)                100             7
Sungard Data Systems, Inc.(1)         200        11,896
Sunoco, Inc.                          100         3,900
Sunrise Assisted Living, Inc.(1)      166         3,936
Suntrust Banks, Inc.                  392        24,077
SuperValu, Inc.                       200         3,112
Sybron Dental Specialties(1)          133         2,766
Sycamore Networks(1)                  100         1,013
Sylvan Learning Systems, Inc.(1)      100         1,850
Symantec Corp.(1)                     100         7,064
Symbol Technologies, Inc.              62         1,590
Syncor International Corp.(1)         100         2,914
Synovus Financial Corp.                50         1,519
Syntel, Inc.(1)                        50           450
Sysco Corp.                           800        23,784
T-HQ, Inc.(1)                         200         9,700
T. Rowe Price Group, Inc.             200         7,338

ISI STRATEGY FUND,INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                                 MAY 31, 2001


                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK (CONTINUED)
Talbots, Inc.                         100      $  3,600
Target Corp.                        1,100        41,580
TCF Financial Corp.                   100         4,189
TECO Energy, Inc.                     200         6,420
Tektronix, Inc.(1)                    600        14,706
Telecorp PCS New(1)                   176         2,988
Teledyne Technologies(1)              142         2,343
Teleflex, Inc.                        100         4,876
Telephone & Data Systems, Inc.        100        10,550
Teletech Holdings, Inc.(1)            100           911
Tellabs, Inc.(1)                      500        17,005
Temple Inland, Inc.                   100         5,311
Tenet Healthcare(1)                   900        40,941
Tenneco Automotive                     60           190
Teradyne, Inc.(1)                     200         7,970
Tesoro Petroleum Corp.(1)           1,800        27,990
Tetra Technologies, Inc.(1)           100         2,800
Texaco, Inc.                          600        42,840
Texas Industries, Inc.                100         3,275
Texas Instruments, Inc.             1,965        67,046
Textron, Inc.                         200        11,522
Thermo Electron Corp.(1)              170         4,745
Thermo Fibertek, Inc.(1)              100           390
Thomas & Betts Corp.                  500        10,445
Tibco Software, Inc.(1)               200         2,760
Ticketmaster Online(1)                100         1,405
Tidewater, Inc.                       100         4,691
Tiffany & Co.                         200         6,916
Timberland Co.--Class A(1)            100         4,311
TJX Companies, Inc.                   300        10,038
TMP Worldwide, Inc.(1)                100         5,827
Tokheim Corp Series C Wt.(1)          500            45
Tompkins County Trustco, Inc.         200         7,600
Too, Inc.(1)                          157         3,534
Torchmark Corp.                       200         7,584
Toro Co.                              100         4,090
Tosco Corp.                           200         9,988
Total System Services, Inc.            50         1,457
Toys R Us, Inc.(1)                  1,200        33,240
Transmeta Corp.(1,2)                1,000        12,160
Transocean Sedco                      104         5,559
Triad Hospitals(1)                    182         4,495
Triarc Companies, Inc.--Class A(1)    100         2,525
Tribune Co.                           340        14,596
Tricon Global Restaaurants, Inc.(1)   140         6,398
Tripath Technology, Inc.(1)           700         6,552
Triton PCS Holdings Inc. (1)          100         3,676
Trizetto Group, Inc. (1)              600         6,030

                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

Trustmark Corp.                       100     $   2,186
TRW, Inc.                             100         4,336
TXU Corp.                             300        14,802
Tyson Foods, Inc.                     200         2,548
US Bancorp                          2,423        54,033
US Freightways Corp.                  100         2,838
US Industries, Inc.                   200         1,134
US Office Prods Co.(1)                 25            --
USA Floral Products, Inc.(1)          300             2
UAL Corp.                             100         3,723
UCAR International, Inc.(1)           100         1,275
Ultramar Diamond Shamrock Corp.       100         5,015
Union Pacific Corp.                   300        17,250
Union Planters Corp.                  200         8,200
Unionbancal Corp.                     200         6,420
Unisys Corp.(1)                       100         1,194
United Parcel Service                 400        23,780
United States Cellular(1)             100         6,110
United Technologies Corp.             555        46,237
Unitedhealth Group                    400        23,000
Unitrin, Inc.                         100         3,895
Universal Compression Holdings,
   Inc.(1)                            300         9,720
Universal Electronics, Inc.(1)        400         8,316
Univision Communications, Inc.(1)     200         8,746
Unocal Corp.                          300        11,595
Unova, Inc.--W/I(1)                 1,500         7,575
UnumProvident Corp.                   346        11,214
URS Corp.(1)                          200         5,414
US Oncology, Inc.(1)                  188         1,404
USA Education                         250        17,528
USA Networks, Inc.(1)                 400        10,344
USAir Group, Inc.(1)                  100         2,418
USEC                                  100           937
USG Corp.                             100           836
UST, Inc.                             200         5,832
USX Marathon Group                    400        12,940
USX-US Steel Group                    100         1,952
Utilicorp United, Inc.                100         3,607
V. I. Technologies, Inc.(1)           800         7,928
Vail Resorts, Inc.(1)                 100         2,065
Valero Energy New                   1,100        48,499
Valley National Bancorp               345         9,320
Valspar Corp.                         100         3,423
Valuevision International, Inc.
   --Class A(1)                       100         2,047
Vast Solutions Class B1(1,2)            1            --
Vast Solutions Class B2(1,2)            1            --
Vast Solutions Class B3(1,2)            1            --
Veeco Instruments, Inc.(1)            100         4,611
Venator Group(1)                      200         2,660

ISI STRATEGY FUND,INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                                 MAY 31, 2001


                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK (CONTINUED)
Ventas, Inc.                          300      $  2,775
Verisign, Inc.(1)                     407        22,996
VERITAS Software Corp.(1)             533        35,311
Verizon Communications              3,564       195,485
VF Corp.                              100         4,136
Viacom International Class A(1)       303        17,535
Viacom, Inc.--Class B(1)            2,172       125,194
Viad Corp.                            700        17,675
Viatel, Inc.(1)                       100            26
Vignette Corp.(1)                     100           818
Vishay Intertechnology, Inc.(1)       196         4,038
Vision Twenty-One, Inc.(1)            500            28
Visteon Corp.                         196         3,375
Vlasic Foods International(1)          40             1
Vornado Realty Trust                   43         1,613
Vulcan Materials Co.                  100         5,408
W-H Energy Services(1)                300         9,030
Wabash National                       100         1,155
Wabtec                                299         3,902
Wachovia Corp.                        200        13,470
Waddell & Reed Financial              100         3,112
Wal-Mart Stores, Inc.               6,500       336,375
Walgreen Co.                        1,300        52,247
Walker Interactive Systems, Inc.(1)   100            71
Walt Disney Co.                     2,600        82,212
Washington Group Corp.(1)             200           206
Washington Mutual, Inc.             1,029        36,653
Waste Management, Inc.                689        19,278
Watson Pharmaceuticals(1)             100         6,010
Wausau-Mosinee Paper Corp.          1,700        22,950
Weatherford International(1)          100         5,637
WebMD Corp.(1)                        254         1,730
WebMethods, Inc.(1)                    52         1,448
Webster Financial Corp.               152         4,758
Weis Markets, Inc.                    100         3,498
Wellpoint Health Networks, Inc.(1)    100         8,680
Wells Fargo Co.                     2,285       107,578
Wendys International, Inc.            200         4,930
Werner Enterprises, Inc.              100         1,986
Westamerica BanCorp.                  100         3,820
Western Wireless Corp.(1)             100         3,987
Westvaco Corp.                        200         5,088
Westwood One, Inc.(1)                 200         6,198

                                                 MARKET
                                    SHARES        VALUE
--------------------------------------------------------------------------------

Weyerhaeuser Co.                      300      $ 17,163
Whirlpool Corp.                       100         6,289
White Mountains Insurance Group       100        34,600
Whitney Holdings Corp.                100         4,180
Whole Foods Market, Inc.(1)           100         5,727
Wiley (John) & Sons, Inc.--Class A    200         4,040
Willamette Industries, Inc.           100         5,023
Williams Communications Group(1)      111           466
Williams Companies, Inc.              600        23,640
Williams-Sonoma, Inc.(1)              100         3,368
Wilmington Trust Corp.                100         6,386
Wink Communications(1)                100           461
Winn Dixie Stores, Inc.               200         5,322
WinStar Communications, Inc.(1),2     150            13
Wisconsin Energy Corp.                200         4,660
Wm. Wrigley, Jr. Co.                  300        14,409
Wolverine WorldWide, Inc.             200         3,400
World Access, Inc.(1)                 200            11
Worldcom, Inc.(1)                   3,581        63,885
Xcel Energy                           410        12,423
XCL Ltd.(1)                           100             3
Xerox Corp.                           700         6,937
Xilinx, Inc.(1)                       400        16,500
XO Communications, Inc.(1)            128           372
Xpedior Inc.(1)                       100             1
Xtra Corp.(1)                         100         5,112
Yahoo!, Inc.(1)                       234         4,238
York International Corp.              100         3,525
Z-Tel Technologies(1)                 100           200
Zebra Technologies Corp.--Class A(1)  100         4,503
Zenith Electronics Corp.(1),2         100            --
Zions Bancorp.                        100         5,414
                                             ----------
TOTAL COMMON STOCK
(Cost $16,884,503)                           18,672,353
                                             ----------
REITS--0.02%
Glimcher Realty Trust                 300         4,971
                                             ----------
TOTAL REITS
(Cost $3,965)                                     4,971
                                             ----------

ISI STRATEGY FUND,INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONCLUDED)                                 MAY 31, 2001


                                      PAR        MARKET
                                     (000)        VALUE
--------------------------------------------------------------------------------

US TREASURIES--26.25%
US Treasury Bond
   9.25%, 2/15/16                  $1,500    $2,005,079
   8.75%, 5/15/17                   2,000     2,596,250
   6.00%, 2/15/26                   1,200     1,210,500
US Treasury Note
   5.75%, 11/15/05                  1,250     1,289,129
                                             ----------
TOTAL US TREASURIES
(Cost $6,828,599)                             7,100,958
                                             ----------
REPURCHASE AGREEMENT--5.79%
Goldman Sachs & Co., dated 5/31/01,
   4.00%, principal and interest in
   the amount of $1,567,174 due
   6/1/01, collateralized by US
   Treasury Bill, par value of
   $1,627,000, coupon rate 0.00%,
   due 11/23/01 with market value
   of $1,611,072
   (Cost $1,567,000)                1,567     1,567,000
                                            -----------
TOTAL INVESTMENTS--101.09%
(Cost $25,284,067)(3)                       $27,345,282


LIABILITIES IN EXCESS OF
  OTHER ASSETS--(1.09)%                        (294,082)
                                            -----------

NET ASSETS--100.00%                         $27,051,200
                                            ===========

--------------------------------------------------------------------------------
(1)  Non-income producing security.
(2)  Fair valued security.
(3)  Aggregate cost for federal tax purposes was $25,564,614.

ISI STRATEGY FUND,INC.
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES



                                                                    MAY 31, 2001
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (cost $25,284,067) ...................   $ 27,345,282
    Receivable for capital shares sold .........................         54,455
    Receivable for securities sold .............................          8,638
    Dividend and interest receivable ...........................         96,607
    Prepaid expenses and other .................................         30,128
                                                                   ------------
       Total assets ............................................     27,535,110
                                                                   ------------
LIABILITIES:
    Payable for capital shares redeemed ........................          1,123
    Payable for securities purchased ...........................        422,343
    Accounting fees payable ....................................          2,444
    Administration fees payable ................................          2,199
    Advisory fees payable ......................................          9,248
    Custody fees payable .......................................            333
    Transfer agent fees payable ................................          2,283
    Accrued distribution expense ...............................          5,780
    Accrued expenses and other .................................         38,157
                                                                   ------------
       Total liabilities .......................................        483,910
                                                                   ------------
Net assets .....................................................   $ 27,051,200
                                                                   ------------
COMPOSITION OF NET ASSETS:
    Paid-in capital ............................................     26,483,676
    Undistributed net investment income ........................         57,158
    Accumulated net realized loss from investment transactions .     (1,550,849)
    Net unrealized appreciation on investments .................      2,061,215
                                                                   ------------
Net assets .....................................................   $ 27,051,200
                                                                   ------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
    ($27,051,200 (DIVIDE) 2,484,668 shares outstanding) ........          $0.89
                                                                   ============
MAXIMUM OFFERING PRICE PER SHARE:
    ($10.89 (DIVIDE) 0.9555 ) ..................................         $11.40
                                                                   ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ISI STRATEGY FUND, INC.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                         FOR THE
                                                                        YEAR ENDED
                                                                       MAY 31, 2001
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends .......................................................   $   225,502
    Interest ........................................................       768,116
                                                                        -----------
       Total income .................................................       993,618
                                                                        -----------
EXPENSES:
    Investment advisory fees ........................................       128,693
    Professional fees ...............................................        80,671
    Distribution fees ...............................................        80,433
    Accounting fees .................................................        32,125
    Administration fees .............................................        31,138
    Printing and shareholder reports ................................        29,214
    Transfer agent fees .............................................        24,004
    Registration fees ...............................................        15,755
    Directors' fees .................................................         2,955
    Custody fees ....................................................         1,216
    Organizational cost .............................................        14,815
    Miscellaneous ...................................................         2,359
                                                                        -----------
       Total expenses ...............................................       443,378
    Less: fee waivers and/or expense reimbursements .................      (121,962)
                                                                        -----------
       Net expenses .................................................       321,416
                                                                        -----------
    Net investment income ...........................................       672,202
                                                                        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss from investment transactions ..................    (1,607,159)
    Net change in unrealized appreciation/depreciation on investments        73,715
                                                                        -----------
    Net Realized and Unrealized Loss on Investments .................    (1,533,444)
                                                                        -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS ..........................   $  (861,242)
                                                                        ===========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ISI STRATEGY FUND, INC.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE YEARS ENDED MAY 31,
                                                                  ---------------------------
                                                                         2001            2000
---------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
    Net investment income ....................................   $    672,202    $    767,565
    Net realized gain (loss) from securities transactions ....     (1,607,159)      2,684,320
    Net change in unrealized appreciation/
       depreciation of investments ...........................         73,715      (1,248,602)
                                                                 ------------    ------------
    Net increase (decrease) in net assets from operations ....       (861,242)      2,203,283
                                                                 ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income ....................................       (745,464)       (719,452)
    Net realized capital gains ...............................     (1,728,144)       (714,883)
                                                                 ------------    ------------
    Total distributions ......................................     (2,473,608)     (1,434,335)
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares .............................      1,689,782       5,633,029
    Dividend reinvestments ...................................      2,203,947       1,301,589
    Cost of shares redeemed ..................................    (10,051,377)     (6,894,103)
                                                                 ------------    ------------
    Net increase (decrease) in net assets from
       capital share transactions ............................     (6,157,648)         40,515
                                                                 ------------    ------------
    Total increase (decrease) in net assets ..................     (9,492,498)        809,463
NET ASSETS:
    Beginning of year ........................................     36,543,698      35,734,235
                                                                 ------------    ------------
    End of year (including undistributed net investment income
       of $57,158 and $147,300, respectively) ................   $ 27,051,200    $ 36,543,698
                                                                 ============    ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ISI STRATEGY FUND, INC.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                FOR THE PERIOD
                                                                                         SEPTEMBER 16, 1997(1)
                                                       FOR THE YEARS ENDED MAY 31,                     THROUGH
                                                   -----------------------------------------           MAY 31,
                                                      2001              2000            1999              1998
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value, beginning of period ......... $ 12.15           $ 11.91         $ 11.00           $ 10.00
                                                   -------           -------         -------           -------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ........................    0.25              0.26            0.21              0.13
    Net realized and unrealized
       gain (loss) on investments ................   (0.62)             0.46            1.10              0.96
                                                   -------           -------         -------           -------
    Total from investment operations .............   (0.37)             0.72            1.31              1.09
                                                   -------           -------         -------           -------
LESS DISTRIBUTIONS:
    Net investment income ........................   (0.27)            (0.24)          (0.21)            (0.09)
    Capital gains ................................   (0.62)            (0.24)          (0.19)               --
                                                   -------           -------         -------           -------
    Total distributions ..........................   (0.89)            (0.48)          (0.40)            (0.09)
                                                   -------           -------         -------           -------
    Net asset value, end of period ............... $ 10.89           $ 12.15         $ 11.91           $ 11.00
                                                   =======           =======         =======           =======
TOTAL RETURN(2) ..................................   (3.32)%            6.09%          12.15%            10.94%
SUPPLEMENTAL DATA ANDRATIOS:
    Net assets, end of period (000s) ............. $27,051           $36,544         $35,734           $18,220
    Ratios to average daily net assets:
       Net investment income .....................    2.09%             2.10%           1.81%             2.03%(3)
       Expenses after waivers and/or
         reimbursements ..........................    1.00%             1.00%           1.00%             1.00%(3)
       Expenses before waivers and/or
         reimbursements ..........................    1.38%             1.31%           1.68%             2.25%
    Portfolio turnover rate ......................      57%               59%             32%               20%

--------------------------------------------------------------------------------
(1)  Commencement of operations.
(2)  Total Return figures exclude the impact of sales charges.
(3)  Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

A.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES--ISI Strategy Fund,
     Inc. (the 'Fund'), which was organized as a Maryland Corporation on June 12, 1997 and began operations and offering shares of beneficial ownership September 16, 1997, is registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as a diversified, open-end management investment company. It seeks to maximize total return through a combination of long-term growth of capital and current income by actively allocating the Fund's assets between common stocks of US issuers and US Treasury securities.

     The Fund consists of one share class, ISI Shares, which has a 4.45% maximum sales charge and a 0.25% distribution fee.

     VALUATION OF SECURITIES--The Fund values a portfolio security that is primarily traded on a national exchange by using the last sales price reported for the day. If there are no sales or the security is not traded on an exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available or may be unreliable, the Investment Advisor, under the direction of the Board of Directors, determines a fair value using the policies and procedures that the Board of Directors establishes and monitors. At May 31, 2001 there were seven fair valued securities valued at $13 representing 0% of net assets of the Portfolio. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

     SECURITIES TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND OTHER--The Fund uses the trade date to account for securities transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Income and expenses are recorded on an accrual basis. In compliance with the AICPA Audit and Accounting Guide for Investment Companies, as revised, income includes scientific amortization of premiums and accretion of discounts when appropriate. Dividend distributions to shareholders are recorded on the ex-dividend date. Management expects that there will be no impact of the adoption of these principles to the Fund's financial statements.

     DISTRIBUTIONS--It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

     REPURCHASE AGREEMENTS--The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement requires that the collateral's market value, including any accrued interest, exceed the broker's repurchase obligation. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     FEDERAL INCOME TAXES--The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable

--------------------------------------------------------------------------------

     net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise tax. As a result, the Fund has made no provision for federal income taxes.

     The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in theUnited States of America.

     These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, permanent differences as of May 31, 2001 have been primarily attributable to a distribution reclassification and the utilization of earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes, and have been reclassified to the following accounts:

        Undistributed        Accumulated
       Net Investment       Net Realized       Paid-in
        Income (Loss)     Gains (Losses)       Capital
       --------------     --------------      --------
            $(16,880)         $(186,484)      $203,364

     ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

B. FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER FEES--International Strategy and Investment Inc. ('ISI') is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.40%.

     ISI has contractually agreed to waive its fees through February 28, 2002, to the extent necessary, so that the Fund's annual expenses do not exceed 1.00% of its average daily net assets. For the year endedMay 31, 2001,ISI has waived fees in the amount of $121,962.

     Wilshire Associates Incorporated ('Wilshire') is the Fund's sub-advisor. As compensation for its sub-advisory services, ISI pays Wilshire an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.16%.

     Investment Company Capital Corp. ('ICCC') an indirect wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. As compensation for its administrative services, the Fund pays ICCC its allocated share of an annual fee based on the combined assets of theISIFunds calculated daily and paid monthly at the following annual rates: 0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next $275 million, and 0.03% of the amount over $500 million.

     ICCC also provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets.

     ICCC also provides transfer agent services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

     Certain officers and directors of the Fund are also officers or directors of ISI, Wilshire or ICCC. These persons are not paid by the Fund for serving in these capacities.

     ISI Group, Inc. ('ISI Group'), which is affiliated with ISI, provides distribution services for the Fund for which ISI Group is paid an annual fee pursuant to Rule 12b-1, that is calculated daily and paid monthly at an annual rate equal to 0.25% of the Fund's average daily net assets. For the year ended May 31, 2001, ISI Group Distributors' fees were $80,433 of which $5,780 was payable as of May 31, 2001.

C. CAPITAL SHARE TRANSACTIONS--The Fund is authorized to issue up to 25 million shares of $.001 par value capital stock. Transactions in capital shares were as follows:

                                                          FOR THE YEARS ENDED
                                                                      MAY 31,
                                                    2001                 2000
                                            ------------         ------------
Shares sold ..........................           157,628              463,155
Shares issued to share-
   holders on reinvest-
   ment of dividends .................           178,024              106,906
Shares redeemed ......................          (858,100)            (564,237)
                                            ------------         ------------
Net increase (decrease)
   in shares
   outstanding .......................          (522,448)               5,824
                                            ============         ============
Proceeds from sales
   of shares .........................      $  1,689,782         $  5,633,029
Value of reinvested
   dividends .........................         2,203,947            1,301,589
Cost of shares
   redeemed ..........................       (10,051,377)          (6,894,103)
                                            ------------         ------------
Net increase (decrease)
   from capital share
   transactions ......................      $ (6,157,648)        $     40,515
                                            ============         ============

D. INVESTMENT TRANSACTIONS--Excluding short-term and government obligations, purchases of investment securities aggregated $17,425,467 and sales of investment securities aggregated $22,149,141 for the year ended
     May 31, 2001.

     On May 31, 2001, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $3,709,310 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $1,928,642.

E. CAPITAL LOSSES--At May 31, 2001, the Fund deferred post October capital losses of $1,270,302 to the next fiscal year ending May 31, 2002.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of ISI Strategy Fund, Inc.

     We have audited the accompanying statement of assets and liabilities of ISI Strategy Fund, Inc. (the 'Fund'), including the schedule of investments, as of May 31, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended and the period September 16, 1997 (commencement of operations) to May 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ISI Strategy Fund, Inc. as of May 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
June 29, 2001



TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED MAY 31, 2001
--------------------------------------------------------------------------------

     The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The Fund has designated $384,539 of its earnings for the fiscal year ended May 31, 2001 as 20% rate capital gain dividends. The Fund's distributions to shareholders included $0.38 per share from long term capital gains, all of which is taxable at the 20% capital gains rate.

     Of the Fund's ordinary dividends made during the fiscal year ended May 31, 2001, 15.60%, qualified for the dividends received deduction available to corporate shareholders.

     Of the Fund's ordinary dividends made during the fiscal year ended May 31, 2001, 49.90%, have been derived from investments in US Government and Agency Obligations. All or a part of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

--------------------------------------------------------------------------------
     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the ISI Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.
--------------------------------------------------------------------------------

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